SEMIANNUAL REPORT  FEBRUARY 29, 2000

Prudential
California Municipal Fund/
California Series

Fund Type Municipal bond
Objective Maximize current income that is exempt from California State and federal income taxes, consistent with the preservation of capital

(GRAPHIC)

(LOGO)

This report is not authorized for
distribution to prospective investors unless preceded or accompanied by a current prospectus.

Build on the Rock

Investment Goals and Style
Prudential California Municipal Fund/California
Series' investment objective is to maximize current income that is exempt from California State and federal income taxes, consistent with the preservation of capital. However, certain shareholders may be subject to the federal alternative minimum tax (AMT) because some of the Series' bonds are AMT eligible. There can be no assurance the Series will achieve its investment objective.

         Contents
    1    Message From the Fund's President
    2    Performance Review
    2    Portfolio Composition
    3    Performance at a Glance
    4    Credit Quality
    5    Five Largest Issuers
    7    Financial Statements


www.prudential.com  (800) 225-1852

Message From the Fund's President    As of April 17, 2000


(PHOTO)
Dear Shareholder
The Class A shares of Prudential California
Municipal Fund/California Series returned 0.30% during its fiscal half year that ended February 29, 2000. For the same period, the return on the Series' benchmark Lipper Average was a negative
1.40%. After the initial sales charge, the Series'
Class A shares posted a negative return of 2.70%.
Prices of municipal bonds declined primarily because investors required higher yields in light of two short-term rate increases implemented by the Federal Reserve to slow the rapid pace of U.S.
economic growth.

Staying the course amid ups and downs of financial markets
Many investors consider selling an asset class that has performed poorly in favor of investments that are currently gaining in value. That may not be the best move. Changes in asset allocation should reflect basic shifts in an investor's time horizon and tolerance for risk--not recent fluctuations in the performance of financial markets. One strategy may be to own a diversified portfolio of mutual funds that invests in stocks, bonds, and money market instruments because this approach may help to reduce risk.

Deciding on the correct level of diversification is not easy. It requires an understanding of an investor's risk tolerance and overall investment strategy. In these volatile times, we recommend consulting your financial advisor to develop your asset allocation goals.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
President
Prudential California Municipal Fund

Prudential California Municipal Fund         California Series
Performance Review

(PHOTO)  (PHOTO) Portfolio Managers Evan Lamp (Municipal
                 Bonds Sector Team Leader) and James M. Murphy

Bear market in municipal bonds continued
During our six-month review period, increases in short-term interest rates by the Federal Reserve and sales of municipal bonds by investors who wanted to realize tax losses pressured the prices of tax-exempt debt securities.
Given this bearish trend, we positioned the Series so that it would be less vulnerable to the decline in bond prices.

The Fed raised its target for the federal funds rate (what U.S. banks charge each other for overnight loans) by a quarter of a percentage point in November 1999 and February 2000 to curb U.S.
economic growth and reduce the economic imbalances that can lead to higher inflation. These moves pushed up the rate to 5.75% by February 2000. The
Fed also engineered two quarter-point increases that raised its discount rate on loans to banks from the Federal Reserve system to 5.25% by February 2000. As short-term rates rose, investors required higher yields on both short- and long-term municipal bonds, which caused their prices to fall.

More selling pressure emerged in late December
1999. As interest rates climbed, investors realized capital losses by selling bonds or bond funds. Many investors reinvest in new bonds or other bond funds with a lower cost basis for tax purposes (due to the higher level of yields). This is called "tax loss swapping." In the municipal bond market, the capital loss often reduces taxes, while the higher yields on the new bonds or other funds are generally tax exempt.


Portfolio Composition

Expressed as a percentage of
total investments as of 2/29/00
        48.28%    General Obligations
        33.27     Revenue Bonds
        17.45     Prerefunded Bonds
         1.00     Cash Equivalents
www.prudential.com                (800) 225-1852
Performance at a Glance

Cumulative Total Returns1                  As of 2/29/00
                     Six      One         Five                Ten             Since
                    Months    Year        Years              Years          Inception2
Class A             0.30%    -3.02%   29.70% (29.47)     85.21% (84.88)     86.33% (86.00)
Class B             0.18     -3.27    27.25  (27.02)     78.12  (77.80)    189.00  (183.83)
Class C             0.05     -3.52    25.68  (25.46)          N/A           28.99   (28.76)
Class Z             0.43     -2.86         N/A                N/A           17.16   (17.05)
Lipper CA Muni
Debt Fund Avg.3    -1.40     -4.88        26.99              82.64            ***

Average Annual Total Returns1                           As of 3/31/00
           One         Five            Ten             Since
           Year        Years          Years          Inception2
Class A    -3.66%   4.97% (4.93)    6.27% (6.25)    6.22% (6.20)
Class B    -5.94    5.05  (5.01)    6.18  (6.16)    7.23  (7.09)
Class C    -3.17    4.74  (4.70)        N/A         4.82  (4.79)
Class Z    -0.52        N/A             N/A         5.26  (5.24)

Distributions and Yields                      As of 2/29/00
              Total Distributions      30-Day        Taxable Equivalent Yield4 at tax rates of
              Paid for Six Months    SEC Yield                 36%              39.6%
    Class A        $0.30               4.54%                  7.82%             8.29%
    Class B        $0.28               4.44                   7.65              8.10
    Class C        $0.27               4.15                   7.15              7.58
    Class Z        $0.31               4.94                   8.51              9.02

Past performance is not indicative of future results.
Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
1 Source: Prudential Investments Fund Management
LLC and Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Series charges a maximum front-end sales charge of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years for Class B shares. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC for 18 months. Class
Z shares are not subject to a sales charge or distribution and service (12b-1) fees. Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).

2 Inception dates: Class A, 1/22/90; Class B,
9/19/84; Class C, 8/1/94; and Class Z, 9/18/97.

3 Lipper average returns are for all funds in each share class for the six-month, one-, five-, and ten-year periods in the California Municipal Debt Fund category. Single-state Municipal Debt funds limit their securities that are exempt from taxation in a specified state (double tax exempt) or city (triple tax exempt).

4 Taxable equivalent yields reflect federal and applicable state tax rates.

***Lipper Since Inception returns are 84.80% for
Class A, 216.43% for Class B, 30.52% for Class C, and 12.97% for Class Z, based on all funds in each share class.

Prudential California Municipal Fund    California Series
Performance Review

A silver lining among the clouds
Despite the bear market, the Series generated positive returns, and we were able to increase the Series' distribution yield in this rising-interest-rate environment.

Another positive development occurred in February
2000. Fitch IBCA, a U.S. credit-rating agency, upgraded California general obligation bonds, citing the state's fundamental strengths that are enhanced by its favorable economic conditions and financial operations. California has led the nation in employment growth since 1996 with its diverse economy comprised of Silicon Valley's high-tech industries in the north and tourism, entertainment, telecommunications, and defense-related businesses in the south, to name a few.

We pursued a short-duration strategy
When bond markets sell off, lowering a portfolio's duration generally provides some degree of protection by making the portfolio less sensitive to the rise in bond yields. (Duration measures how much a portfolio's bonds will fluctuate in price for a given change in interest rates. It is expressed in years.) The
Series' share classes, without sales charges factored in, performed better than its benchmark
Lipper Average, which does not consider sales charges. This occurred largely because we kept the Series' duration shorter than average for much of its fiscal half year.

However, we began to lengthen the Series' duration in January 2000 because we believe the Fed's monetary policy moves will keep inflation in check, which could allow municipal bond yields to decline as the year progresses.

Credit Quality
Expressed as a percentage of total
investments as of 2/29/00
    16.18%   AAA
     5.88    AA
    10.55    A
    17.29    BBB
     3.92    BB
     2.14    B
    43.04    Insured
     1.00    Cash Equivalents
www.prudential.com                                (800) 225-1852

In addition, the Series' performance was enhanced by its considerable exposure to prerefunded bonds, which stood at 17% of its total investments as of February 29, 2000.
Prices of prerefunded bonds fared better due to their high coupon rates, shorter-term maturities, and sound credit quality. (Many prerefunded bonds are backed by direct obligations of the U.S.
government.)

We lessened the impact of "market-discount taxation"
Another strategy that aided the Series involved selling some of its municipal bonds before they became subject to ordinary income taxes for new buyers. Here's how it works: When yields climb beyond a certain point for every municipal bond, the market discount on that bond may become subject to ordinary income taxes for new buyers. This lowers the value of the bond because new buyers would want to purchase the bond cheaply enough to compensate for the greater tax liability.

Looking Ahead
The powerful U.S. economic expansion has improved the credit quality of many state and local governments and reduced their borrowing needs, allowing them to issue fewer bonds. The supply of new municipal bonds has also decreased because the rising-interest-rate environment has provided less opportunity for issuers to save money by replacing older higher-coupon bonds with new lower-coupon bonds. With the declining supply, if investor demand remains strong, then the tax-exempt bond market should perform better than other U.S. fixed-income markets in 2000.

Five Largest Issuers
Expressed as a percentage of net assets
as of 2/29/00

    13.80%    Southern California Public
              Power Authority
    7.05      Orange County Local
              Transportation Authority
    5.16      Santa Margarita Dana
              Point Authority
    4.30      Long Beach Harbor Revenue
    3.90      Brea Public Finance Authority

Prudential California Municipal Fund    California Series

Financial
    Statements

       Prudential California Municipal Fund      California Series
             Portfolio of Investments as of February 29, 2000 (Unaudited)

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  99.0%
----------------------------------------------------------------------------------------
Alisal Union Sch. Dist.,
 Capital Apprec., Ser C, F.G.I.C.     Aaa        Zero        8/01/12    $      225       $    113,708
 Capital Apprec., Ser C, F.G.I.C.     Aaa        Zero        8/01/16         1,005            386,161
Baldwin Park Pub. Fin. Auth. Rev.,
 Tax Alloc.                           BBB(d)     7.05%       9/01/14         1,020          1,093,236
Berkeley Hosp. Rev., Alta Bates
 Hosp. Corp.                          Aaa        7.65        12/01/15        1,325(c)       1,364,233
Brea Pub. Fin. Auth. Rev., Sub. Tax
 Alloc. Redev. Proj., Ser. C          NR         8.10        3/01/21         5,000          5,179,600
Buena Park Cmnty. Redev. Agcy.,
 Central Bus. Dist. Proj.             BBB+(d)    7.10        9/01/14         2,500          2,581,725
California St. Hlth. Facs. Fin.
 Auth. Rev., Eskaton Properties       NR         7.50        5/01/20         4,500(c)(e)    4,616,145
California St. Hsg. Fin. Agcy.
 Rev., Sngl. Fam. Mtge., Ser. A       Aa2        Zero        2/01/15         8,420          1,949,146
Chula Vista Redev. Agcy., Bayfront
 Tax Alloc.                           BBB+(d)    7.625       9/01/24         4,500          4,894,695
Commerce California Cmnty. Dev.
 Comm., Rfdg. Merged Redev. Proj.,
 Ser. A                               NR         5.65        8/01/18         1,175          1,033,518
Contra Costa Cnty., Spec. Tax
 Cmnty. Facs. Dist. Pleasant Hill     NR         8.125       8/01/16         1,300(c)       1,347,879
Desert Hosp. Dist., Cert. of Part.    AAA(d)     8.10        7/01/20         5,000(c)(e)    5,168,850
East Palo Alto Sanit. Dist.,
 Cert. of Part.                       NR         8.25        10/01/15        1,295          1,333,384
Fairfield Pub. Fin. Auth. Rev.,
 Fairfield Redev. Projs., Ser. A      NR         7.90        8/01/21         4,200(c)       4,487,532
Foothill/Eastern Trans.
 Corridor Agcy.,
 Toll Rd. Rev.                        Aaa        Zero        1/01/16         5,000          1,999,850
 Toll Rd. Rev.                        Aaa        Zero        1/01/18         2,950          1,025,803
 Toll Rd. Rev.                        Baa3       Zero        1/15/26         5,200          2,629,224

    See Notes to Financial Statements                                      7

       Prudential California Municipal Fund      California Series
       Portfolio of Investments as of February 29, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
Kings Cnty. Wst. Mgmt. Auth., Solid
 Wst. Rev., A.M.T.                    BBB(d)     7.20%       10/01/14   $    1,150       $  1,207,420
La Canada Unified Sch. Dist.,
 Capital Apprec., F.G.I.C.            Aaa        Zero        8/01/12         1,600            808,592
 Unltd. Tax Gen. Oblig., F.G.I.C.     Aaa        Zero        8/01/13         1,680            793,212
Long Beach Harbor Rev., Ser. A,
 A.M.T., F.G.I.C.                     Aaa        6.00        5/15/16         5,500          5,696,130
Long Beach Redev. Agcy. Dist.
 No. 3, Spec. Tax Rev.
 (cost $2,950,530; purchased
 10/18/93)                            NR         6.375       9/01/23         3,000(g)       2,831,340
Los Angeles Cnty., Cert. of Part.,
 Correctional Facs. Proj., M.B.I.A.   Aaa        Zero        9/01/10         3,770          2,171,633
Los Angeles Cnty., Hsg. Auth.,
 Multi-fam. Mtge. Rev., Mayflower
 Gardens Proj., Ser. K, G.N.M.A.      NR         8.875       12/20/10        2,100(c)(e)    2,240,406
Los Angeles Conv. & Exhib. Ctr.
 Auth., Cert. of Part.                Aaa        9.00        12/01/10        1,250(c)       1,515,338
Madera Redev. Agcy. Tax Rev. Tax
 Alloc. Redev. Proj., F.S.A.          Aaa        4.75        9/01/28         1,000            815,370
Met. Wtr. Dist. of Southern
 California,
 Rev. Linked S.A.V.R.S. & R.I.B.S.    Aa2        5.75        8/10/18         1,000            992,110
 Waterworks Rev. Rfdg., Ser. A        Aa2        5.75        7/01/21         4,000          3,994,760
Midpeninsula Regional Open Space
 Dist. Fin. Auth. Rev., 1996,
 A.M.B.A.C.                           Aaa        Zero        9/01/15         3,000          1,225,140
Mojave Desert Solid Wst. Victor
 Vally Materials, Recov. Fac.,
 A.M.T.                               Baa1       7.875       6/01/20         1,175          1,251,634
Orange Cnty. Loc. Trans. Auth.,
 Linked S.A.V.R.S. & R.I.B.S.,
 A.M.B.A.C.                           Aaa        6.20        2/14/11         8,000          8,537,040
 Spec. Tax Rev., R.I.B.S.             Aa3        7.807(f)    2/14/11           750            828,750

    8                                      See Notes to Financial Statements

       Prudential California Municipal Fund      California Series
       Portfolio of Investments as of February 29, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
Petaluma City Joint Union High
 Sch. Dist.,
 Capital Apprec., M.B.I.A.            Aaa        Zero        8/01/15    $    1,600       $    657,536
 Capital Apprec., M.B.I.A.            Aaa        Zero        8/01/16         1,455            559,069
 Capital Apprec., M.B.I.A.            Aaa        Zero        8/01/17         3,015          1,076,415
Port Redwood City Rev., A.M.T.        BBB(d)     5.40%       6/01/19           500            423,985
Puerto Rico Commonwealth, M.B.I.A.    Aaa        5.75        7/01/10         2,000          2,091,840
Redding Elec. Sys. Rev.,
 Cert. of Part., R.I.B.S., M.B.I.A.   Aaa        8.70(f)     7/01/22         1,750          1,944,687
 Linked S.A.V.R.S. & R.I.B.S.,
 M.B.I.A.                             Aaa        6.368       7/01/22            50             52,809
Roseville City Sch. Dist., Cap.
 Apprec. Ser. A, F.G.I.C.             Aaa        Zero        8/01/10         1,230            707,312
San Bernardino Cnty., Cert. of
 Part., Med. Ctr. Fin. Proj.,
 M.B.I.A.                             Aaa        5.50        8/01/22         4,400          4,198,216
San Francisco California Bay Area
 Rapid Transit Dist., Sales Tax
 Rev., A.M.B.A.C.                     Aaa        4.75        7/01/23         1,300          1,085,799
San Francisco City & Cnty., Redev.
 Agcy., Lease Rev., Cap. Apprec.      A1         Zero        7/01/09         2,000          1,199,500
San Jose, Unified Sch. Dist., Santa
 Clara, Gen. Oblig., Ser. A,
 F.G.I.C.                             Aaa        Zero        8/01/17         1,350            481,977
Santa Margarita, Dana Point Auth.,
 Impvt. Dists. 3, Ser. B, M.B.I.A.    Aaa        7.25        8/01/08         2,500          2,881,725
 Impvt. Dists. 3, Ser. A, M.B.I.A.    Aaa        7.25        8/01/09         1,400          1,624,602
 Impvt. Dists. 3, Ser. B, M.B.I A.    Aaa        7.25        8/01/09         1,000          1,160,430
 Impvt. Dists. 3, Ser. B, M.B.I.A.    Aaa        7.25        8/01/14         1,000          1,186,440
So. Orange Cnty. Pub. Fin. Auth.,
 Spec. Tax Rev., M.B.I.A.             Aaa        7.00        9/01/11         3,500(e)       4,030,530
So. Tahoe Joint Pwrs. Fin. Auth.
 Rev., Rfdg. So. Tahoe Redev.
 Proj., Ser. A                        BBB-(d)    5.375       10/01/30        1,250          1,011,013

    See Notes to Financial Statements                                      9

       Prudential California Municipal Fund      California Series
       Portfolio of Investments as of February 29, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
Southern California Pub. Pwr.
 Auth.,
 Proj. Rev.                           A2         6.75%       7/01/10    $    2,265       $  2,516,007
 Proj. Rev.                           A2         6.75        7/01/11         1,195          1,329,282
 Proj. Rev.                           A2         6.75        7/01/12         2,935          3,293,892
 Proj. Rev.                           A2         6.75        7/01/13         4,000          4,467,840
 Proj. Rev., A.M.B.A.C.               Aaa        Zero        7/01/16         7,925(e)       3,098,992
 Transmission Proj. Rev. Rfdg.,
 Ser. A, F.G.I.C.                     Aaa        Zero        7/01/12         7,080          3,620,429
Stockton Cmnty. Facs. Dist. No.
 90-2, Brookside Estates              NR         6.20        8/01/15           700            678,237
Sulphur Springs Union Sch. Dist.,
 Ser. A, M.B.I.A.                     Aaa        Zero        9/01/09         2,000          1,216,420
Torrance Redev. Agcy., Rfdg. Tax.
 Alloc., Downtown Redev.              Baa2       7.125       9/01/21         1,580(c)       1,675,132
Vacaville Cmnty. Redev. Agcy.,
 Cmnty. Hsg. Fin. Multi-fam.          A-(d)      7.375       11/01/14        1,110          1,124,663
Victor Valley Union High Sch.
 Dist.,
 Gen. Oblig., M.B.I.A.                Aaa        Zero        9/01/09         2,075          1,269,070
 Gen. Oblig., M.B.I.A.                Aaa        Zero        9/01/15         5,070          2,092,440
Virgin Islands Terr., Hugo Ins.
 Claims Fund Proj., Ser. 91           NR         7.75        10/01/06          605(c)         634,760
Walnut Valley Unified Sch. Dist.,
 M.B.I.A.                             Aaa        6.00        8/01/15         1,870          1,962,284
                                                                                         ------------
Total long-term investments
 (cost $125,883,433)                                                                      131,466,897

SHORT-TERM INVESTMENTS  1.0%
----------------------------------------------------------------------------------------
California St. Poll. Ctrl. Fin.,
 Pacific Gas & Elec Co. Auth. Rev.,
 Ser. 96-C, F.R.D.D.                  A1+(d)     3.15        3/01/00           700            700,000

    10                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Series
       Portfolio of Investments as of February 29, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
California St. Poll. Ctrl. Fin.,
 Refunding Pacific Gas & Elec. Co.
 Rev. Ser. 97B-AMT                    A1+(d)     3.15%       3/01/00    $      300       $    300,000
Chula Vista California Ind. Dev.
 Rev. AMT                             VMIGI      3.40        3/01/00           300            300,000
                                                                                         ------------
Total short-term investments
 (cost $1,300,000)                                                                          1,300,000
                                                                                         ------------
Total Investments  100.0%
 (cost $127,183,433; Note 4)                                                              132,766,897

Other liabilities in excess of
 assets                                                                                       (19,353)
                                                                                         ------------
Net Assets  100%                                                                         $132,747,544
                                                                                         ------------
                                                                                         ------------

------------------------------
(a) The following abbreviations are used in portfolio descriptions:
   A.M.B.A.C.--American Municipal Bond Assurance Corporation.
   A.M.T.--Alternative Minimum Tax.
   F.G.I.C.--Financial Guaranty Insurance Company.
   F.R.D.D.--Floating Rate (Daily) Demand Note (b).
   F.S.A.--Financial Security Assurance.
   G.N.M.A.--Government National Mortgage Association.
   M.B.I.A.--Municipal Bond Insurance Association.
   R.I.B.S.--Residual Interest Bearing Securities.
   S.A.V.R.S.--Select Auction Variable Rate Securities.
(b) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c) Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(d) Standard & Poor's Rating.
(e) When-issued security
(f) Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at year end.
(g) Indicates a restricted security. The aggregate cost of restricted securities is $2,950,530 and the aggregate value is $2,831,340 which represents approximately 2.1% of net assets.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard & Poor's ratings.
    See Notes to Financial Statements                                     11

       Prudential California Municipal Fund      California Series
             Statement of Assets and Liabilities (Unaudited)

                                                                 February 29, 2000
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $127,183,433)                          $ 132,766,897
Cash                                                                      72,386
Interest receivable                                                    1,679,483
Receivable for Series shares sold                                          1,923
Other assets                                                               3,150
                                                                 -----------------
      Total assets                                                   134,523,839
                                                                 -----------------
LIABILITIES
Payable for investments purchased                                      1,086,434
Payable for Series shares reacquired                                     460,834
Accrued expenses                                                          92,624
Management fee payable                                                    52,566
Dividends payable                                                         39,667
Distribution fee payable                                                  34,188
Deferred trustee's fees                                                    9,982
                                                                 -----------------
      Total liabilities                                                1,776,295
                                                                 -----------------
NET ASSETS                                                         $ 132,747,544
                                                                 -----------------
                                                                 -----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                           $     118,788
   Paid-in capital in excess of par                                  129,750,403
                                                                 -----------------
                                                                     129,869,191
   Accumulated net realized loss on investments                       (2,705,111)
   Net unrealized appreciation on investments                          5,583,464
                                                                 -----------------
Net assets, February 29, 2000                                      $ 132,747,544
                                                                 -----------------
                                                                 -----------------

    12                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Series
             Statement of Assets and Liabilities (Unaudited) Con't.

                                                                 February 29, 2000
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share ($91,505,966
      / 8,187,510 shares of beneficial interest issued and
      outstanding)                                                        $11.18
   Maximum sales charge (3% of offering price)                               .35
                                                                 -----------------
   Maximum offering price to public                                       $11.53
                                                                 -----------------
                                                                 -----------------
Class B:
   Net asset value, offering price and redemption price per
      share
      ($38,630,621 / 3,457,697 shares of beneficial interest
      issued and outstanding)                                             $11.17
                                                                 -----------------
                                                                 -----------------
Class C:
   Net asset value and redemption price per share
      ($1,151,395 / 103,058 shares of beneficial interest
      issued and outstanding)                                             $11.17
   Sales charge (1% of offering price)                                       .11
                                                                 -----------------
   Offering price to public                                               $11.28
                                                                 -----------------
                                                                 -----------------
Class Z:
   Net asset value, offering price and redemption price per
      share
      ($1,459,562 / 130,524 shares of beneficial interest
      issued and outstanding)                                             $11.18
                                                                 -----------------
                                                                 -----------------

    See Notes to Financial Statements                                     13

       Prudential California Municipal Fund      California Series
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                       Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                        $   4,244,334
                                                                 -----------------
Expenses
   Management fee                                                        344,037
   Distribution fee--Class A                                             116,132
   Distribution fee--Class B                                             105,863
   Distribution fee--Class C                                               5,243
   Custodian's fees and expenses                                          42,000
   Transfer agent's fees and expenses                                     30,000
   Reports to shareholders                                                22,000
   Registration fees                                                      14,000
   Legal fees and expenses                                                 7,000
   Audit fee and expenses                                                  6,500
   Trustees' fees and expenses                                             5,000
   Miscellaneous                                                           2,201
                                                                 -----------------
      Total expenses                                                     699,976
Less: Custodian fee credit (Note 1)                                       (1,299)
                                                                 -----------------
    Net expenses                                                         698,677
                                                                 -----------------
Net investment income                                                  3,545,657
                                                                 -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
   Investment transactions                                              (250,879)
   Financial futures transactions                                        424,723
                                                                 -----------------
                                                                         173,844
                                                                 -----------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                        (3,394,251)
   Financial futures contracts                                           (87,938)
                                                                 -----------------
                                                                      (3,482,189)
                                                                 -----------------
Net loss on investments                                               (3,308,345)
                                                                 -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $     237,312
                                                                 -----------------
                                                                 -----------------

    14                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Series
             Statement of Changes in Net Assets (Unaudited)

                                                   Six Months          Year Ended
                                                      Ended            August 31,
                                                February 29, 2000         1999
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                         $     3,545,657     $    7,409,014
   Net realized gain on investment
      transactions                                       173,844            324,713
   Net change in unrealized appreciation
      (depreciation) of investments                   (3,482,189)       (10,186,236)
                                                -----------------    --------------
   Net increase (decrease) in net assets
      resulting from operations                          237,312         (2,452,509)
                                                -----------------    --------------
Dividends and distributions (Note 1)
   Dividends from net investment income
      Class A                                         (2,432,421)        (4,684,010)
      Class B                                         (1,053,530)        (2,591,035)
      Class C                                            (33,053)           (60,435)
      Class Z                                            (26,653)           (73,534)
                                                -----------------    --------------
                                                      (3,545,657)        (7,409,014)
                                                -----------------    --------------
   Distributions in excess of net investment
      income
      Class A                                            (28,246)                --
      Class B                                            (12,173)                --
      Class C                                               (412)                --
      Class Z                                               (300)                --
                                                -----------------    --------------
                                                         (41,131)                --
                                                -----------------    --------------
Series share transactions (net of share
   conversions) (Note 5)
   Net proceeds from shares sold                      11,132,305         18,346,773
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                    1,984,354          4,059,444
   Cost of shares reacquired                         (20,458,713)       (24,798,715)
                                                -----------------    --------------
   Net decrease in net assets from Series
      share transactions                              (7,342,054)        (2,392,498)
                                                -----------------    --------------
Total decrease                                       (10,691,530)       (12,254,021)
NET ASSETS
Beginning of period                                  143,439,074        155,693,095
                                                -----------------    --------------
End of period                                    $   132,747,544     $  143,439,074
                                                -----------------    --------------
                                                -----------------    --------------

    See Notes to Financial Statements                                     15

       Prudential California Municipal Fund      California Series
             Notes to Financial Statements (Unaudited)

      Prudential California Municipal Fund (the 'Fund') is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of three series. The monies of each series are invested in separate, independently managed portfolios. The California Series (the 'Series') commenced investment operations on September 19, 1984. The Series is diversified and seeks to achieve its investment objective of obtaining the maximum amount of income exempt from federal and California state income taxes with the minimum of risk by investing in 'investment grade' tax-exempt securities whose ratings are within the four highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

      Securities Valuations:    The Series values municipal securities
(including commitments to purchase such securities on a 'when-issued' basis) on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values. If market quotations are not readily available from such pricing service, a security is valued at its fair value as determined under procedures established by the Trustees. Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

      The Series held illiquid securities, including those which are restricted as to disposition under securities law ('restricted securities'). None of the issues of restricted securities held by the Series at February 29, 2000 include registration rights under which the Series may demand registration by the issuer. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

      All securities are valued as of 4:15 p.m., New York time.

      Financial Futures Contracts:    A financial futures contract is an
agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.'
    16

       Prudential California Municipal Fund      California Series
             Notes to Financial Statements (Unaudited) Cont'd.

Subsequent payments, known as 'variation margin,' are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain(loss) on financial futures contracts.

      The Series invests in financial futures contracts in order to hedge its existing portfolio of securities or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Series amortizes premiums and original issue discount paid on purchases of portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (other than distribution fees) and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Federal Income Taxes:    For federal income tax purposes, each series in
the Fund is treated as a separate taxpaying entity. It is the intent of the Series to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. For this reason, no federal income tax provision is required.

      Dividends and Distributions:    The Series declares daily dividends from
net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Custody Fee Credits:    The Fund has an arrangement with its custodian
bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian.
                                                                          17

       Prudential California Municipal Fund      California Series
             Notes to Financial Statements (Unaudited) Cont'd.

      Reclassification of Capital Accounts:    The Fund accounts and reports for
distributions to shareholders in accordance with Statement of Position 93-2:
Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies. The effect of applying this statement was to increase undistributed net investment income and increase accumulated net realized loss by $41,131, due to the sale of securities purchased with market discount. Net investment income, net realized gains and net assets were not affected by this change.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the services of PIC, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, .50 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares for the six month period ended February 29, 2000.

      PIMS has advised the Series that it has received approximately $13,000 and $5,500 in front-end sales charges resulting from sales of Class A and Class C shares during the six months ended February 29, 2000. From these fees, PIMS paid such
    18

       Prudential California Municipal Fund      California Series
             Notes to Financial Statements (Unaudited) Cont'd.

sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Series that for the six months ended February 29, 2000, they received approximately $51,700 and $400 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      PIFM, PIMS and PIC are indirect, wholly owned subsidiaries of The Prudential Insurance Company of America.

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion and interest on any borrowings will be at market rates. For the period prior to March 9, 2000, the commitment fee on the unused portion of the credit facility was .065 of 1%. Subsequent to March 9, 2000, the SCA was renewed with a maximum commitment of $1 billion at a commitment fee of .08 of 1% of the unused portion of the credit facility. The expiration date of the SCA is March 9, 2001. The Fund did not borrow any amounts during the six months ended February 29, 2000. The purpose of the credit agreements is to serve as an alternative source of funding for capital share redemptions.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the six months ended February 29, 2000, the Series incurred fees of approximately $22,500 for the services of PMFS. As of February 29, 2000, approximately $3,700 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series, excluding short-term investments, for the six months ended February 29, 2000 were $6,573,770 and $14,120,196, respectively.

      The cost basis of investments for federal income tax purposes at February 29, 2000 was substantially the same as for financial reporting purposes and, accordingly, net unrealized appreciation of investments for federal income tax purposes was $5,583,464 (gross unrealized appreciation--$7,477,536; gross unrealized depreciation--$1,894,072).

      For federal income tax purposes, the Series has a capital loss carryforward as of August 31, 1999 of approximately $2,749,900, of which, $2,747,000 expires in 2003 and $2,900 expires in 2006. Accordingly, no capital gains distribution is
                                                                          19

       Prudential California Municipal Fund      California Series
             Notes to Financial Statements (Unaudited) Cont'd.

expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

Note 5. Capital
The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.

      The Fund has authorized an unlimited number of shares of beneficial interest for each class at $.01 par value per share.

      Transactions in shares of beneficial interest for the six months ended February 29, 2000 and fiscal year ended August 31, 1999 were as follows:

Class A                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Six months ended February 29, 2000:
Shares sold.................................................     609,410    $  6,866,596
Shares issued in reinvestment of dividends and
  distributions.............................................     121,065       1,358,201
Shares reacquired...........................................    (944,517)    (10,594,385)
                                                              ----------    ------------
Net decrease in shares outstanding before conversion........    (214,042)     (2,369,588)
Shares issued upon conversion from Class B..................     287,802       3,284,622
                                                              ----------    ------------
Net increase in shares outstanding..........................      73,760    $    915,034
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 1999:
Shares sold.................................................     795,762    $  9,586,464
Shares issued in reinvestment of dividends..................     216,108       2,593,281
Shares reacquired...........................................    (914,438)    (10,998,324)
                                                              ----------    ------------
Net increase in shares outstanding before conversion........      97,432       1,181,421
Shares issued upon conversion from Class B..................     541,419       6,534,806
                                                              ----------    ------------
Net increase in shares outstanding..........................     638,851    $  7,716,227
                                                              ----------    ------------
                                                              ----------    ------------

    20

       Prudential California Municipal Fund      California Series
             Notes to Financial Statements (Unaudited) Cont'd.

Class B                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Six months ended February 29, 2000
Shares sold.................................................     192,322    $  2,162,715
Shares issued in reinvestment of dividends and
  distributions.............................................      51,704         580,108
Shares reacquired...........................................    (710,485)     (8,009,228)
                                                              ----------    ------------
Net decrease in shares outstanding before conversion........    (466,459)     (5,266,405)
Shares reacquired upon conversion into Class A..............    (287,888)     (3,284,622)
                                                              ----------    ------------
Net decrease in shares outstanding..........................    (754,347)   $ (8,551,027)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 1999:
Shares sold.................................................     514,171    $  6,183,598
Shares issued in reinvestment of dividends..................     114,358       1,373,595
Shares reacquired...........................................    (952,947)    (11,419,751)
                                                              ----------    ------------
Net decrease in shares outstanding before conversion........    (324,418)     (3,862,558)
Shares reacquired upon conversion into Class A..............    (541,523)     (6,534,806)
                                                              ----------    ------------
Net decrease in shares outstanding..........................    (865,941)   $(10,397,364)
                                                              ----------    ------------
                                                              ----------    ------------
Class C
------------------------------------------------------------
Six months ended February 29, 2000
Shares sold.................................................     120,814    $  1,371,794
Shares issued in reinvestment of dividends and
  distributions.............................................       2,291          25,703
Shares reacquired...........................................    (146,496)     (1,655,760)
                                                              ----------    ------------
Net decrease in shares outstanding..........................     (23,391)   $   (258,263)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 1999:
Shares sold.................................................      53,745    $    647,299
Shares issued in reinvestment of dividends..................       3,582          42,860
Shares reacquired...........................................     (33,739)       (402,855)
                                                              ----------    ------------
Net increase in shares outstanding..........................      23,588    $    287,304
                                                              ----------    ------------
                                                              ----------    ------------
Class Z
------------------------------------------------------------
Six months ended February 29, 2000
Shares sold.................................................      65,472    $    731,200
Shares issued in reinvestment of dividends and
  distributions.............................................       1,812          20,342
Shares reacquired...........................................     (17,788)       (199,340)
                                                              ----------    ------------
Net increase in shares outstanding..........................      49,496    $    552,202
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 1999:
Shares sold.................................................     161,138    $  1,929,412
Shares issued in reinvestment of dividends..................       4,138          49,708
Shares reacquired...........................................    (169,051)     (1,977,785)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding...............      (3,775)   $      1,335
                                                              ----------    ------------
                                                              ----------    ------------

       Prudential California Municipal Fund      California Series
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $   11.45
                                                                 -----------------
Income from investment operations
Net investment income                                                      .30
Net realized and unrealized gain (loss) on investment
transactions                                                              (.27)
                                                                 -----------------
   Total from investment operations                                        .03
                                                                 -----------------
Less distributions
Dividends from net investment income                                      (.30)
Distributions in excess of net investment income                            --(c)
                                                                 -----------------
   Total distributions                                                    (.30)
                                                                 -----------------
Net asset value, end of period                                       $   11.18
                                                                 -----------------
                                                                 -----------------
TOTAL RETURN(b):                                                           .30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $  91,506
Average net assets (000)                                             $  93,416
Ratios to average net assets:
   Expenses, including distribution fees                                   .94%(d)
   Expenses, excluding distribution fees                                   .69%(d)
   Net investment income                                                  5.24%(d)
For Class A, B, C and Z shares:
   Portfolio turnover rate                                                   5%

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.
    22                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class A
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996                 1995
----------------------------------------------------------------------------------------------------------
    $  12.22             $  11.80             $  11.44             $  11.49             $  11.30
----------------     ----------------     ----------------     ----------------     ----------------
         .59                  .62                  .65(a)               .65(a)               .66(a)
        (.77)                 .43                  .36                 (.05)                 .19
----------------     ----------------     ----------------     ----------------     ----------------
        (.18)                1.05                 1.01                  .60                  .85
----------------     ----------------     ----------------     ----------------     ----------------
        (.59)                (.62)                (.65)                (.65)                (.66)
          --                 (.01)                  --(c)                --                   --
----------------     ----------------     ----------------     ----------------     ----------------
        (.59)                (.63)                (.65)                (.65)                (.66)
----------------     ----------------     ----------------     ----------------     ----------------
    $  11.45             $  12.22             $  11.80             $  11.44             $  11.49
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
       (1.56)%               9.13%                9.01%                5.23%                7.90%
    $ 92,868             $ 91,356             $ 81,535             $ 72,876             $ 68,403
    $ 94,868             $ 85,624             $ 78,347             $ 71,119             $ 42,617
         .89%                 .78%                 .76%(a)              .81%(a)              .73%(a)
         .69%                 .68%                 .66%(a)              .71%(a)              .63%(a)
        4.94%                5.18%                5.53%(a)             5.58%(a)             5.90%(a)
          13%                  11%                  14%                  26%                  44%

    See Notes to Financial Statements                                     23

       Prudential California Municipal Fund      California Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class B
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $   11.44
                                                                 -----------------
Income from investment operations
Net investment income                                                      .28
Net realized and unrealized gain (loss) on investment
transactions                                                              (.27)
                                                                 -----------------
   Total from investment operations                                        .01
                                                                 -----------------
Less distributions
Dividends from net investment income                                      (.28)
Distributions in excess of net investment income                            --(c)
                                                                 -----------------
   Total distributions                                                    (.28)
                                                                 -----------------
Net asset value, end of period                                       $   11.17
                                                                 -----------------
                                                                 -----------------
TOTAL RETURN(b):                                                           .18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $  38,631
Average net assets (000)                                             $  42,578
Ratios to average net assets:
   Expenses, including distribution fees                                  1.19%(d)
   Expenses, excluding distribution fees                                   .69%(d)
   Net investment income                                                  4.98%(d)

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.
    24                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class B
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996                 1995
----------------------------------------------------------------------------------------------------------
    $  12.22             $  11.80             $  11.43             $  11.49             $  11.29
----------------     ----------------     ----------------     ----------------     ----------------
         .56                  .58                  .60(a)               .60(a)               .62(a)
        (.78)                 .43                  .37                 (.06)                 .20
----------------     ----------------     ----------------     ----------------     ----------------
        (.22)                1.01                  .97                  .54                  .82
----------------     ----------------     ----------------     ----------------     ----------------
        (.56)                (.58)                (.60)                (.60)                (.62)
          --                 (.01)                  --(c)                --                   --
----------------     ----------------     ----------------     ----------------     ----------------
        (.56)                (.59)                (.60)                (.60)                (.62)
----------------     ----------------     ----------------     ----------------     ----------------
    $  11.44             $  12.22             $  11.80             $  11.43             $  11.49
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
       (1.94)%               8.70%                8.67%                4.73%                7.56%
    $ 48,196             $ 62,043             $ 70,093             $ 85,190             $103,891
    $ 56,041             $ 66,086             $ 75,935             $ 96,525             $136,275
        1.19%                1.18%                1.16%(a)             1.21%(a)             1.13%(a)
         .69%                 .68%                 .66%(a)              .71%(a)              .63%(a)
        4.62%                4.78%                5.13%(a)             5.18%(a)             5.50%(a)

    See Notes to Financial Statements                                     25

       Prudential California Municipal Fund      California Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class C
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $   11.44
                                                                 -----------------
Income from investment operations
Net investment income                                                      .27
Net realized and unrealized gain (loss) on investment
transactions                                                              (.27)
                                                                 -----------------
   Total from investment operations                                         --
                                                                 -----------------
Less distributions
Dividends from net investment income                                      (.27)
Distributions in excess of net investment income                            --(c)
                                                                 -----------------
      Total distributions                                                 (.27)
                                                                 -----------------
Net asset value, end of period                                       $   11.17
                                                                 -----------------
                                                                 -----------------
TOTAL RETURN(b):                                                           .05%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $   1,151
Average net assets (000)                                             $   1,406
Ratios to average net assets:
   Expenses, including distribution fees                                  1.44%(d)
   Expenses, excluding distribution fees                                   .69%(d)
   Net investment income                                                  4.73%(d)

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.
    26                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class C
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996                 1995
----------------------------------------------------------------------------------------------------------
    $  12.22             $  11.80             $  11.43             $  11.49             $  11.29
----------------     ----------------     ----------------     ----------------     ----------------
         .53                  .55                  .57(a)               .57(a)               .59(a)
        (.78)                 .43                  .37                 (.06)                 .20
----------------     ----------------     ----------------     ----------------     ----------------
        (.25)                 .98                  .94                  .51                  .79
----------------     ----------------     ----------------     ----------------     ----------------
        (.53)                (.55)                (.57)                (.57)                (.59)
          --                 (.01)                  --(c)                --                   --
----------------     ----------------     ----------------     ----------------     ----------------
        (.53)                (.56)                (.57)                (.57)                (.59)
----------------     ----------------     ----------------     ----------------     ----------------
    $  11.44             $  12.22             $  11.80             $  11.43             $  11.49
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
       (2.18)%               8.43%                8.40%                4.47%                7.29%
    $  1,447             $  1,257             $    334             $    543             $    129
    $  1,373             $    689             $    480             $    286             $     76
        1.44%                1.43%                1.41%(a)             1.46%(a)             1.38%(a)
         .69%                 .68%                 .66%(a)              .71%(a)              .63%(a)
        4.40%                4.53%                4.88%(a)             4.93%(a)             5.25%(a)

    See Notes to Financial Statements                                     27

       Prudential California Municipal Fund      California Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class Z
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $   11.45
                                                                 -----------------
Income from investment operations
Net investment income                                                      .31
Net realized and unrealized gain (loss) on investment
transactions                                                              (.27)
                                                                 -----------------
   Total from investment operations                                        .04
                                                                 -----------------
Less distributions
Dividends from net investment income                                      (.31)
Distributions in excess of net investment income                            --(c)
                                                                 -----------------
   Total distributions                                                    (.31)
                                                                 -----------------
Net asset value, end of period                                       $   11.18
                                                                 -----------------
                                                                 -----------------
TOTAL RETURN(b):                                                           .43%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $   1,460
Average net assets (000)                                             $     970
Ratios to average net assets:
   Expenses, including distribution fees                                   .69%(e)
   Expenses, excluding distribution fees                                   .69%(e)
   Net investment income                                                  5.52%(e)

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Less than $.005 per share.
(d) Commencement of offering of Class Z shares.
(e) Annualized.
    28                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Series
             Financial Highlights (Unaudited) Cont'd.

                                        Class Z
---------------------------------------------------------------------------------------
          Year Ended August 31,                          September 18, 1996(d)
------------------------------------------                 through August 31,
      1999                      1998                              1997
---------------------------------------------------------------------------------------
    $  12.23                  $  11.81                          $  11.50
----------------          ----------------                    ----------
         .62                       .63                               .64(a)
        (.78)                      .43                               .31
----------------          ----------------                    ----------
        (.16)                     1.06                               .95
----------------          ----------------                    ----------
        (.62)                     (.63)                             (.64)
          --                      (.01)                               --(c)
----------------          ----------------                    ----------
        (.62)                     (.64)                             (.64)
----------------          ----------------                    ----------
    $  11.45                  $  12.23                          $  11.81
----------------          ----------------                    ----------
----------------          ----------------                    ----------
       (1.44)%                    9.24%                             8.35%
    $    928                  $  1,037                          $    710
    $  1,427                  $    847                          $    458
         .69%                      .68%                              .66%(a)/(e)
         .69%                      .68%                              .66%(a)/(e)
        5.15%                     5.28%                             5.35%(a)/(e)

    See Notes to Financial Statements                                     29

Prudential California Municipal Fund    California Series
Getting the Most From Your Prudential Mutual Fund

Some mutual fund shareholders won't ever read this--they don't read annual and semiannual reports.
It's quite understandable. These annual and semiannual reports are prepared to comply with federal regulations, and are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

We think that's a mistake
At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read. We hope you'll find it profitable to spend a few minutes familiarizing yourself with your investment. Here's what you'll find in the report:

Performance at a Glance
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats.
You'll find it first on the "Performance at a Glance" page where we compare the Fund and the comparable average calculated by Lipper, Inc., a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance. It gives you an idea of how much the Fund has earned in an average year for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information.
Please keep in mind that past performance is not indicative of future results.

www.prudential.com                        (800) 225-1852

Performance review
The portfolio manager, who invests your money for you, reports on successful--and not-so-successful--strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors, and any changes that are on the drawing board.

Portfolio of Investments
This is where the report begins to appear technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the Performance Review that doesn't appear in this listing because it was sold before the close of the reporting period.

Statement of Assets and Liabilities
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes), and net assets (the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily, along with the value of every security in the portfolio.

Statement of Operations
This is the income statement, which details income
(mostly interest and
dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here--both realized and unrealized.

Prudential California Municipal Fund    California Series
Getting the Most From Your Prudential Mutual Fund

Statement of Changes in Net Assets
This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it (through dividends and distributions) and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

Notes to Financial Statements
This is the kind of technical material that can intimidate readers, but it does contain useful information. The Notes provide a brief history and explanation of your Fund's objectives. In addition, they outline how Prudential Mutual Funds prices securities. The Notes also explain who manages and distributes the Fund's shares and, more importantly, how much they are paid for doing so.
Finally, the Notes explain how many shares are outstanding and the number issued and redeemed over the period.

Financial Highlights
This information contains many elements from prior pages, but on a per-share basis. It is designed to help you understand how the Fund performed, and to compare this year's performance and expenses to those of prior years.

Independent Auditor's Report
Once a year, an outside auditor looks over our books and certifies that the information is fairly presented and complies with generally accepted accounting principles.

Tax Information
This is information that we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax adviser.

www.prudential.com                        (800) 225-1852

Performance Comparison
These charts are included in the annual report and are required by the Securities Exchange Commission.
Performance is presented here as a hypothetical
$10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad-based securities index as well.
The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the Fund--the index is a broad-based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors cannot invest directly in an index.

Prudential California Municipal Fund    California Series
Getting the Most From Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential
Securities Financial Advisor or Pruco Securities registered representative. Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; but Is This Risk
Worth It?
Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With the Joneses
A financial advisor or registered representative can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance.
While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

Buy Low, Sell High
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

Prudential California Municipal Fund            California Series
Prudential Mutual Fund Family

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

STOCK FUNDS
Prudential Emerging Growth Fund, Inc.
Prudential Equity Fund, Inc.
Prudential Equity Income Fund
Prudential Index Series Fund
    Prudential Small-Cap Index Fund
    Prudential Stock Index Fund
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Growth Fund
    Prudential Jennison Growth & Income Fund
Prudential Mid-Cap Value Fund
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
    Prudential Financial Services Fund
    Prudential Health Sciences Fund
    Prudential Technology Fund
    Prudential Utility Fund
Prudential Small-Cap Quantum Fund, Inc.
Prudential Small Company Value Fund, Inc.
Prudential Tax-Managed Funds
    Prudential Tax-Managed Equity Fund
Prudential 20/20 Focus Fund
Nicholas-Applegate Fund, Inc.
    Nicholas-Applegate Growth Equity Fund
Target Funds
    Large Capitalization Growth Fund
    Large Capitalization Value Fund
    Small Capitalization Growth Fund
    Small Capitalization Value Fund

Asset Allocation/Balanced Funds
Prudential Balanced Fund

Prudential Diversified Funds
    Conservative Growth Fund
    Moderate Growth Fund
    High Growth Fund
The Prudential Investment Portfolios, Inc.
    Prudential Active Balanced Fund

GLOBAL FUNDS
Global Stock Funds
Prudential Developing Markets Fund
    Prudential Developing Markets Equity Fund
    Prudential Latin America Equity Fund
Prudential Europe Growth Fund, Inc.
Prudential Global Genesis Fund, Inc.
Prudential Index Series Fund
    Prudential Europe Index Fund
    Prudential Pacific Index Fund
Prudential Natural Resources Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
    Prudential Global Growth Fund
    Prudential International Value Fund
    Prudential Jennison International Growth Fund
Global Utility Fund, Inc.
Target Funds
    International Equity Fund

Global Bond Funds
Prudential Global Total Return Fund, Inc.
Prudential International Bond Fund, Inc.
www.prudential.com(800) 225-1852

BOND FUNDS
Taxable Bond Funds
Prudential Diversified Bond Fund, Inc.
Prudential Government Income Fund, Inc.
Prudential Government Securities Trust
    Short-Intermediate Term Series
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Index Series Fund
    Prudential Bond Market Index Fund
Prudential Structured Maturity Fund, Inc.
    Income Portfolio
Target Funds
    Total Return Bond Fund

Tax-Exempt Bond Funds
Prudential California Municipal Fund
    California Series
    California Income Series
Prudential Municipal Bond Fund
    High Income Series
    Insured Series
Prudential Municipal Series Fund
    Florida Series
    Massachusetts Series
    New Jersey Series
    New York Series
    North Carolina Series
    Ohio Series
    Pennsylvania Series
Prudential National Municipals Fund, Inc.

MONEY MARKET FUNDS
Taxable Money Market Funds
Cash Accumulation Trust
    Liquid Assets Fund
    National Money Market Fund
Prudential Government Securities Trust
    Money Market Series
    U.S. Treasury Money Market Series
Prudential Special Money Market Fund, Inc.
    Money Market Series
Prudential MoneyMart Assets, Inc.

Tax-Free Money Market Funds
Prudential Tax-Free Money Fund, Inc.
Prudential California Municipal Fund
    California Money Market Series
Prudential Municipal Series Fund
    Connecticut Money Market Series
    Massachusetts Money Market Series
    New Jersey Money Market Series
    New York Money Market Series

Command Funds
Command Money Fund
Command Government Fund
Command Tax-Free Fund

Institutional Money Market Funds
Prudential Institutional Liquidity Portfolio, Inc.
    Institutional Money Market Series
www.prudential.com                                (800) 225-1852
For More Information

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
John R. Strangfeld
Nancy H. Teeters
Louis A. Weil, III

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
David R. Odenath, Jr., Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Deborah A. Docs, Secretary
David F. Connor, Assistant Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
194 Wood Avenue South
Iselin, NJ 08830

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

Fund Symbols        NASDAQ     CUSIP
     Class A        PRMCX    744313107
     Class B        PBCMX    744313206
     Class C         --      744313701
     Class Z         --      744313883

The views expressed in
this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 29, 2000, were not audited and, accordingly, no opinion is expressed on them.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852


 BULK RATE
U.S. POSTAGE
    PAID
Permit 6807
New York, NY

MF116E2    744313107    744313206    744313701    744313883

(ICON) Printed on Recycled Paper

SEMIANNUAL REPORT            FEBRUARY 29, 2000

Prudential
California Municipal Fund/
California Income Series

Fund Type Municipal bond
Objective Maximize current income that is exempt from California State and federal income taxes, consistent with the preservation of capital

(GRAPHIC)

(LOGO)

This report is not authorized for
distribution to prospective investors unless preceded or accompanied by a current prospectus.

Build on the Rock

Investment Goals and Style
Prudential California Municipal Fund/California
Income Series' investment objective is to maximize current income that is exempt from California State and federal income taxes, consistent with the preservation of capital. However, certain shareholders may be subject to the federal alternative minimum tax (AMT) because some of the Series' bonds are AMT eligible. There can be no assurance the Series will achieve its investment objective.

         Contents
    1    Message From the Fund's President
    2    Performance Review
    2    Portfolio Composition
    3    Performance at a Glance
    4    Credit Quality
    5    Five Largest Issuers
    7    Financial Statements
www.prudential.com                     (800) 225-1852
Message From the Fund's President    As of April 17, 2000

(PHOTO)
Dear Shareholder
The Class A shares of Prudential California
Municipal Fund/California Income Series had a negative return of 1.05% during its fiscal half year that ended February 29, 2000. For the same period, the Series' benchmark Lipper Average was a negative 1.40%. After the initial sales charge, the Class A shares' return was a negative 4.02%. Prices of municipal bonds declined primarily because investors required higher yields in light of two short-term rate increases implemented by the Federal Reserve during our review period to slow the rapid pace of U.S. economic growth.

Staying the course amid ups and downs of financial markets
Many investors consider selling an asset class that has performed poorly in favor of investments that are currently gaining in value. That may not be the best move. Changes in asset allocation should reflect basic shifts in an investor's time horizon and tolerance for risk--not recent fluctuations in the performance of financial markets. One strategy may be to own a diversified portfolio of mutual funds that invests in stocks, bonds, and money market instruments because this approach may help to reduce risk.

Deciding on the correct level of diversification is not easy. It requires an understanding of an investor's risk tolerance and overall investment strategy. In these volatile times, we recommend consulting your financial advisor to develop your asset allocation goals.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
President
Prudential California Municipal Fund

Prudential California Municipal Fund    California Income Series
Performance Review

(PHOTO)   (PHOTO)  Portfolio Managers Evan Lamp (Municipal Bonds
                   Sector Team Leader) and James M. Murphy

Bear market in municipal bonds continued
During our six-month review period, increases in short-term interest rates by the Federal Reserve and sales of municipal bonds by investors who wanted to realize tax losses pressured the prices of tax-exempt debt securities. Given this bearish trend, we positioned the Series so that it would be less vulnerable to the decline in bond prices.

The Fed raised its target for the federal funds rate (what U.S. banks charge each other for overnight loans) by a quarter of a percentage point in November 1999 and February 2000 to curb U.S.
economic growth and reduce the economic imbalances that can lead to higher inflation. These moves pushed up the rate to 5.75% by February 2000. The
Fed also engineered two quarter-point increases that raised its discount rate on loans to banks from the Federal Reserve system to 5.25% by February 2000. As short-term rates rose, investors required higher yields on both short- and long-term municipal bonds, which caused their prices to fall.

More selling pressure emerged in late December
1999. As interest rates climbed, investors realized capital losses by selling bonds or bond funds. Many investors reinvest in new bonds or other bond funds with a lower cost basis for tax purposes (due to the higher level of yields). This is called "tax loss swapping." In the municipal bond market, the capital loss often reduces taxes, while the higher yields on the new bonds or other funds are generally tax exempt.

Portfolio Composition
Expressed as a percentage of
total investments as of 2/29/00

    52.85%    General Obligations
    28.38     Revenue Bonds
    15.59     Prerefunded Bonds
      1.17    Miscellaneous
      2.01    Cash Equivalents
www.prudential.com                      (800) 225-1852
Performance at a Glance

Cumulative Total Returns1                  As of 2/29/00
                   Six      One         Five             Since
                  Months    Year        Years          Inception2
Class A           -1.05%   -4.19%   33.00% (32.34)    89.09% (84.78)
Class B           -1.18    -4.43    30.60  (29.96)    33.27  (32.09)
Class C           -1.30    -4.67    28.99  (28.35)    31.76  (30.85)
Class Z           -0.93    -3.95         N/A          17.68  (17.57)
Lipper CA Muni
Debt Fund Avg.3   -1.40    -4.88        26.99              ***

Average Annual Total Returns1                     As of 3/31/00
                    One        Five           Since
                    Year       Years        Inception2
    Class A        -4.49%   5.53% (5.43)    7.04% (6.77)
    Class B        -6.78    5.64  (5.53)    5.11  (4.96)
    Class C        -4.01    5.32  (5.22)    5.31  (5.18)
    Class Z        -1.29     N/A            5.54  (5.51)

Distributions and Yields                        As of 2/29/00
              Total Distributions      30-Day        Taxable Equivalent Yield4 at tax rates of
              Paid for Six Months    SEC Yield                36%             39.6%
    Class A         $0.27             4.95%                  8.53%            9.04%
    Class B         $0.26             4.85                   8.36             8.85
    Class C         $0.25             4.56                   7.86             8.32
    Class Z         $0.29             5.35                   9.22             9.77

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management
LLC and Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Series charges a maximum front-end sales charge of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years for Class B shares. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC for 18 months. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees. Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).

2 Inception dates: Class A, 12/3/90; Class B,
12/7/93; Class C, 8/1/94; and Class Z, 9/18/96.

3 Lipper average returns are for all funds in each share class for the six-month, one- and five-year periods in the California Municipal Debt Fund category. Single-state Municipal Debt funds limit their securities that are exempt from taxation in a specified state (double tax exempt) or city (triple tax exempt).

4 Taxable equivalent yields reflect federal and applicable state tax rates.

***Lipper Since Inception returns are 72.61% for
Class A, 28.73% for Class B, 30.52% for Class C, and 12.97% for Class Z, based on all funds in each share class.

Prudential California Municipal Fund     California Income Series
Performance Review

Lower-quality bonds languished
Municipal bonds whose credit quality is considered below investment grade comprised roughly 24% of the Series' total investments. As interest rates rose, prices of these bonds and bonds of higher quality declined. Bargain hunters snapped up the higher-quality bonds. There was less demand, however, for below-investment-grade bonds, and they cheapened relative to higher-quality bonds. Thus, our below-investment-grade bonds were a drag on the Series' performance.

A silver lining among the clouds
Although the bear market detracted from the Series' returns, we were able to increase its distribution yield in this rising-interest-rate environment.

Another positive development occurred in February
2000. Fitch IBCA, a U.S. credit-rating agency, upgraded California general obligation bonds, citing the state's fundamental strengths that are enhanced by its favorable economic conditions and financial operations. California has led the nation in employment growth since 1996 with its diverse economy comprised of Silicon Valley's high-tech industries in the north and tourism, entertainment, telecommunications, and defense-related businesses in the south, to name a few.

We purchased California general obligation bonds based on our view of the California economy before they were upgraded. We booked trading profits by liquidating the position after they were upgraded.

Credit Quality
Expressed as a percentage
of total investments as of 2/29/00
        5.03%    AAA
        4.79     AA
        5.77     A
        11.27    BBB
        28.34    Insured
        42.79    Not Rated
        2.01     Cash Equivalents
www.prudential.com                  (800) 225-1852
We pursued a short-duration strategy
When bond markets sell off, lowering a portfolio's duration generally provides some degree of protection by making the portfolio less sensitive to the rise in bond yields. (Duration measures how much a portfolio's bonds will fluctuate in price for a given change in interest rates. It is expressed in years.) The
Series' share classes, without sales charges factored in, performed better than its benchmark
Lipper Average, which does not consider sales charges. This occurred largely because we kept the Series' duration shorter than average for much of its fiscal half year.

We lessened the impact of "market-discount taxation"
We also sold some of the Series' municipal bonds before they became subject to ordinary income taxes for investors who might want to buy them. Here's how it works: When yields climb beyond a certain point for every municipal bond, the market discount on that bond may become subject to ordinary income taxes for new buyers. This lowers the value of the bond because new buyers would want to purchase the bond cheaply enough to compensate for the greater tax liability.

Looking Ahead
The powerful U.S. economic expansion has improved the credit quality of many state and local governments and reduced their borrowing needs, allowing them to issue fewer bonds. The supply of new municipal bonds has also decreased because the rising-interest-rate environment has provided less opportunity for issuers to save money by replacing older higher-coupon bonds with new lower-coupon bonds. With the declining supply, if investor demand remains strong, the tax-exempt bond market should perform better than other U.S. fixed-income markets in 2000.

Five Largest Issuers
Expressed as a percentage of net assets
as of 2/29/00

    5.18%   Southern California
            Public Power Authority
    4.39    Orange County Local
            Transportation Authority
    3.12    Long Beach Harbor Revenue
    3.02    Foothill/Eastern
            Transit Corridor Agency
    2.28    San Joaquin Hills
            Transit Corridor Agency

Prudential California Municipal Fund    California Income Series

Financial
    Statements

       Prudential California Municipal Fund      California Income Series
             Portfolio of Investments as of February 29, 2000 (Unaudited)

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  97.3%
----------------------------------------------------------------------------------------
Alisal Union Sch. Dist.,
 Cap. Apprec., Ser. C., F.G.I.C.      Aaa        Zero        8/01/15    $      975       $    400,686
 Cap. Apprec., Ser. C., F.G.I.C.      Aaa        Zero        8/01/19         1,615            503,670
 Cap. Apprec., Ser. C., F.G.I.C.      Aaa        Zero        8/01/22           675            173,185
Arcadia Unif. Sch. Dist.,
 Gen. Oblig., Ser. A, M.B.I.A.        Aaa        Zero        9/01/11         1,325            712,134
 Gen. Oblig., Ser. A, M.B.I.A.        Aaa        Zero        9/01/12         2,045          1,028,758
Assoc. of Bay Area Govt's. Fin.
 Auth.,
 Cert. of Part., Channing House,
 Ser. A                               NR         7.125%      1/01/21         1,500(e)       1,566,375
 Ref. Amer. Baptist Homes, Ser. A     BBB(b)     6.20        10/01/27        2,000          1,761,520
Brea Pub. Fin. Auth. Rev., Tax
 Alloc. Redev. Proj., Ser. C          NR         8.10        3/01/21         3,000          3,107,760
Brentwood Infrastructure Fin. Auth.
 Rev.                                 NR         5.60        9/02/19         1,990          1,708,415
Buena Park Cmnty. Redev. Agcy.
 Cent. Bus. Dist. Proj.               NR         7.80        9/01/14         3,325          3,479,313
Calabasas Spec. Tax Ref. Cmnty.
 Facs., Dist. 98-1                    NR         5.75        9/01/28         1,000            844,390
California Cmnty. Dev. Comm. Ref.,
 Ser. A                               NR         5.70        8/01/28         2,250          1,909,080
California Hsg. Fin. Agcy., Single
 Fam. Mtge., Ser. A, A.M.T.,
 M.B.I.A.                             Aaa        6.00        8/01/20         3,590          3,560,598
California Infrastructure & Econ.
 Dev.,
 Amer. Ctr. for Wine, Food & Arts     A(b)       5.80        12/01/29        1,000            943,280
California St. Cmnty. Cap. Apprec.,
 Cmnty. Facs., Dist. No. 97-1         NR         Zero        9/01/22         4,440            912,376
California St. Dept. Wtr. Res.
 Rev., Central Valley Proj., Ser.
 J-3                                  Aa2        7.00        12/01/12        1,000          1,165,180
California St. Edl. Facs. Auth.
 Rev., Chapman College                Baa2       7.50        1/01/18           600(e)         628,764

    See Notes to Financial Statements                                      7

       Prudential California Municipal Fund      California Income Series
       Portfolio of Investments as of February 29, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
Capistrano Unif. Sch. Dist.,
 No. 98-2                             NR         5.70%       9/01/20    $    1,000       $    856,880
 No. 98-2-Ladera                      NR         5.75        9/01/29         2,500          2,077,350
Carson City Ltd. Oblig. Impvt.
 Rev., Assmt. Dist.                   NR         7.375       9/02/22         2,310          2,415,013
Chula Vista Cmnty. Redev. Agcy.,
 Ref. Tax Alloc. Sr. Bayfront, Ser.
 A                                    BBB+(b)    7.625       9/01/24         2,500          2,719,275
 Ref. Tax Alloc. Sub. Bayfront,
 Ser. C                               NR         8.25        5/01/24         2,500          2,728,600
Chula Vista Spec. Tax Cmnty. Facs.,
 Dist. No. 97-3                       NR         6.05        9/01/29         2,770          2,488,263
Contra Costa Cnty., Spec. Tax
 Cmnty. Facs., Dist. No. 91-1         NR         8.125       8/01/16         1,520(e)       1,575,982
Corona Cert. of Part., Vista Hosp.
 Sys., Inc., Ser. C                   NR         8.375       7/01/11         2,000          1,817,280
Davis Pub. Facs. Fin. Auth., Mace
 Ranch, Ser. A                        NR         6.60        9/01/25         2,000          1,957,540
Delano Cert. of Part., Reg. Med.
 Ctr., Ser. 92-A                      NR         9.25        1/01/22         2,810(e)       3,187,861
Desert Hosp. Dist., Cert. of Part.    AAA(b)     8.10        7/01/20         2,000(e)       2,067,540
East Palo Alto San. Dist.,
 Cert. of Part.                       NR         8.25        10/01/15          500            514,820
El Dorado Cnty., Spec. Tax,
 Cmnty. Facs., Dist. No. 92-1         NR         6.125       9/01/16         1,000            931,780
 Cmnty. Facs., Dist. No. 92-1         NR         6.25        9/01/29         3,000          2,748,540
El Dorado Hills Dev., Cmnty. Facs.,
 Dist. No. 92-1                       NR         8.25        9/01/24         1,945(e)       2,247,798
Fairfield Pub. Fin. Auth. Rev.,
 Fairfield Redev. Proj., Ser. A       NR         7.90        8/01/21         2,500(e)       2,671,150
Folsom Spec. Tax,
 Cmnty. Facs. Dist. No. 10            NR         6.875       9/01/19         2,000          1,974,660
 Cmnty. Facs. Dist. No. 7             NR         6.00        9/01/24         2,500          2,227,675
Fontana Pub. Fin. Auth., N. Fontana
 Tax Alloc. Rev.                      NR         7.65        12/01/09        1,575(e)       1,691,203
Fontana Redev. Agcy. Tax Alloc.,
 Ref. Jurupa Hills Redev. Proj. A     BBB+(b)    5.50        10/01/17        2,150          1,891,656
 Ref. Jurupa Hills Redev. Proj. A     BBB+(b)    5.60        10/01/27        1,595          1,351,300

    8                                      See Notes to Financial Statements

       Prudential California Municipal Fund      California Income Series
       Portfolio of Investments as of February 29, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
Foothill/Eastern Trans. Corr.
 Agcy.,
 Conv. Cap. Apprec.                   Baa3       Zero        1/15/26    $    4,800       $  2,426,976
 Conv. Cap. Apprec.                   Baa3       Zero        1/15/28         4,890          2,436,002
 Toll Rd., Ser. A                     Baa3       Zero        1/01/20        10,000          3,059,400
Gateway Impvt. Auth. Rev., Marin
 City Cmnty. Facs. Dist. & Redev.     NR         7.75%       9/01/25         2,100(e)       2,433,396
Irvine Impvt. Bond Act of 1915,
 Assmt. Dist. No. 87-8 Grp.           NR         6.00        9/02/24         3,000          2,705,700
 Assmt. Dist. No. 94-13               NR         6.00        9/02/22         1,000            907,400
Kings Cnty. Wst. Mgmt. Auth.,
 Solid Wst. Rev., A.M.T.              BBB(b)     7.20        10/01/14        1,200          1,259,916
La Mesa Impvt. Bond Act of 1915,
 Ltd. Oblig., Dist. No. 98-1          NR         5.75        9/02/23         1,000            858,900
La Mirada Redev. Agcy. Spec. Tax,
 Ref. Cmnty. Facs., Dist. No. 89-1    NR         5.70        10/01/20        1,000            856,550
La Quinta Redev. Agcy.,
 Proj. Area No. 1, M.B.I.A.           Aaa        7.30        9/01/10         1,000          1,170,820
 Tax Alloc. Ref. Proj. No. 1,
 M.B.I.A.                             Aaa        7.30        9/01/11         1,000          1,176,700
Lincoln Impvt. Bond Act of 1915,
 Pub. Fin. Auth., Twelve Bridges      NR         6.20        9/02/25         2,980          2,730,574
Long Beach Hbr. Rev.,
 Ref. Ser. A., A.M.T., F.G.I.C.       Aaa        6.00        5/15/17         5,000          5,134,950
 Ref. Ser. A., A.M.T., F.G.I.C.       Aaa        6.00        5/15/19         3,000          3,047,730
Long Beach Redev. Agcy. Hsg.,
 Multifamily Hsg. Rev., Pacific Ct.
 Apts., Ser. B
 (cost $1,490,475; purchased
 10/18/93)                            NR         6.80        9/01/13         1,000(f)(g)      620,000
 Multifamily Hsg. Rev., Pacific Ct.
 Apts., Ser. B
 (cost $991,820; purchased
 10/18/93)                            NR         6.95        9/01/23         1,500(f)(g)      930,000
Los Angeles Cmnty. Facs., Dist.
 No. 5, Rowland Heights Area          NR         7.25        9/01/19         1,500(e)       1,676,925

    See Notes to Financial Statements                                      9

       Prudential California Municipal Fund      California Income Series
       Portfolio of Investments as of February 29, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
Los Angeles Dept. of Wtr. & Pwr.,
 Waterworks Rev.                      Aa3        4.50%       5/15/23    $    1,900       $  1,505,142
 Plant Rev.                           Aa3        6.00        2/15/30         5,000          4,951,800
Lynwood Pub. Fin. Auth. Rev., Wtr.
 Sys. Impvt. Proj.                    BBB(b)     6.50        6/01/21         1,500          1,481,100
Met. Wtr. Dist. of Southern
 California, Waterworks Rev.,
 Linked S.A.V.R.S. & R.I.B.S.         Aa2        5.75        8/10/18         1,000            992,110
Mojave Desert & Mtn. Solid Waste,
 Victor Valley Nat'l. Recov. Facs.,
 A.M.T.                               Baa1       7.875       6/01/20         1,175          1,251,633
Montebello Unified Sch. Dist.,
 Cap. Apprec., F.G.I.C.               Aaa        Zero        8/01/18         2,195            732,098
 Cap. Apprec., F.G.I.C.               Aaa        Zero        8/01/19         2,250            701,708
 Cap. Apprec., F.G.I.C.               Aaa        Zero        8/01/20         2,300            674,199
Ontario California Impvt. Bond Act
 of 1915, Assmt. Dist. 100C,
 Com. Ctr. III                        NR         8.00        9/02/11         1,050          1,089,417
Orange Cnty. Cmnty. Facs. Dist.,
 Spec. Tax Rev.,
 No. 87-5B, Rancho Santa Margarita    NR         7.50        8/15/17         1,750(e)       1,900,115
 No. 88-1, Aliso Viejo, Ser. A        AAA(b)     7.15        8/15/06           805(e)         869,996
Orange Cnty. Loc. Trans. Auth.,
 Sales Tax Rev., Linked S.A.V.R.S.
 & R.I.B.S., A.M.B.A.C.               Aaa        6.20        2/14/11        10,000         10,671,300
 Spec. Tax Rev., Linked S.A.V.R.S.
 & R.I.B.S.                           Aa3        8.212(d)    2/14/11           750            828,750
Perris Sch. Dist., Cert. of Part.,
 Cap. Proj.                           NR         7.75        3/01/21         1,500(e)       1,583,175
Pico Rivera California Wtr. Auth.
 Rev., Wtr. Sys. Proj., Ser. A,
 M.B.I.A.                             Aaa        5.50        5/01/29         2,500          2,344,875
Pittsburg California Redev. Agcy.
 Tax Alloc.,
 Ext. Spec. Redem. Los Medanos,
 F.S.A.                               Aaa        5.80        8/01/34         2,700          2,647,026

    10                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Income Series
       Portfolio of Investments as of February 29, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
 Los Medanos Cmnty. Dev. Proj.,
 A.M.B.A.C.                           Aaa        Zero        8/01/26    $    1,375       $    273,240
 Los Medanos Cmnty. Dev. Proj.,
 A.M.B.A.C.                           Aaa        Zero        8/01/30         4,145            643,055
Placentia Pub. Fin. Auth., Spec.
 Tax Rev., Ser. B                     NR         6.60%       9/01/15         1,500          1,504,440
Port Redwood City Rev., A.M.T.        BBB(b)     5.125       6/01/30         1,600          1,227,952
Poway Cmnty. Facs., Dist. No. 88-1,
 Parkway Bus. Ctr.                    NR         6.75        8/15/15         1,000          1,010,410
Puerto Rico Commonwealth, Gen.
 Oblig., M.B.I.A.                     Aaa        5.75        7/01/10         2,000          2,091,840
Puerto Rico Pub. Bldgs. Auth., Gtd.
 Pub. Ed. & Hlth. Facs., Ser. J       Baa1       Zero        7/01/06         1,605          1,154,894
Redding Elec. Sys. Rev.,
 Cert. of Part., M.B.I.A.             Aaa        8.802    (d) 7/01/22        1,850          2,055,812
 Linked S.A.V.R.S. & R.I.B.S.,
 M.B.I.A.                             Aaa        6.368       7/01/22            50             52,809
Richmond Redev. Agcy. Tax Alloc.,
 Cap. Apprec. Ref. Harbor, Ser. B.,
 M.B.I.A.                             Aaa        Zero        7/01/20         1,150            336,789
 Cap. Apprec. Ref. Harbor, Ser. B.,
 M.B.I.A.                             Aaa        Zero        7/01/21         1,150            314,444
 Multifamily Hsg., Bridge
 Affordable Hsg.                      NR         7.50        9/01/23         2,500          2,520,375
Rio Vista Impvt. Bond Act of 1915,
 Assmt. Dist. No. 96-1,
 River View Pt.                       NR         7.50        9/02/22         1,940          1,985,687
Riverside Cnty. Cert. of Part.,
 Air Force Village West               NR         8.125       6/15/20         3,000(e)       3,284,220
Rocklin Stanford Ranch Cmnty.,
 Spec. Tax Facs., Dist. No. 3         NR         8.10        11/01/15        1,000(e)       1,046,930
Rocklin Unif. Sch. Dist., Gen.
 Oblig.,
 Cap. Apprec., Ser. C, M.B.I.A.       Aaa        Zero        8/01/12         1,110            560,961
 Cap. Apprec., Ser. C, M.B.I.A.       Aaa        Zero        8/01/13         1,165            550,055
 Cap. Apprec., Ser. C, M.B.I.A.       Aaa        Zero        8/01/14         1,220            537,873
 Cap. Apprec., Ser. C, M.B.I.A.       Aaa        Zero        8/01/15         1,285            528,084
 Cap. Apprec., Ser. C, M.B.I.A.       Aaa        Zero        8/01/16         1,400            537,936

    See Notes to Financial Statements                                     11

       Prudential California Municipal Fund      California Income Series
       Portfolio of Investments as of February 29, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
Roseville California Spec. Tax,
 Highland Cmnty. Fac., Dist. No. 1    NR         6.30%       9/01/25    $    1,900       $  1,745,796
 Ref. N. Central Cmnty., Dist. No.
 1                                    NR         5.80        9/01/17         2,500          2,242,150
Sacramento City Fin. Auth.,
 Cap. Apprec., Tax Alloc. Comb.
 Proj., Ser. B, M.B.I.A.              Aaa        Zero        11/01/16        5,700          2,158,476
 Cap. Apprec., Tax Alloc. Comb.
 Proj., Ser. B, M.B.I.A.              Aaa        Zero        11/01/17        5,695          2,003,387
Sacramento Cnty. Spec. Tax Rev.,
 Dist. No. 1, Laguna Creek Ranch      NR         5.70        12/01/20        1,410          1,193,368
 Dist. No. 1, Laguna Creek Ranch      NR         8.25        12/01/20        1,000(e)       1,050,560
Sacramento Impvt. Bond Act of 1915,
 Willowcreek II,
 Assmt. Dist. No. 96-1                NR         6.70        9/02/22         2,500          2,515,050
Sacramento Spec. Purpose Facs.,
 Y.M.C.A. of Sacramento               NR         7.25        12/01/18        2,060          2,093,578
San Bernardino Cnty., Cert. of
 Part., Med. Ctr. Fin. Proj.,
 M.B.I.A.                             Aaa        5.50        8/01/22         4,540          4,331,796
San Bruno Park Sch. Dist.,
 Cap. Apprec., F.S.A.                 Aaa        Zero        8/01/20         1,275            373,741
 Cap. Apprec., F.S.A.                 Aaa        Zero        8/01/21         1,220            333,975
 Cap. Apprec., F.S.A.                 Aaa        Zero        8/01/22         1,080            277,095
San Clemente Impvt. Bond Act of
 1915, Assmt. Dist. No. 98-1          NR         6.05        9/02/28         2,000          1,778,380
San Diego Conv. Ctr. Exp. Fin.
 Auth. Lease Rev., Ser. A             Aaa        4.75        4/01/28         1,205            985,353
San Diego Spec. Tax, Cmnty. Facs.,
 Dist. No. 1, Ser. B                  NR         7.10        9/01/20         2,000(e)       2,256,860
San Francisco City & Cnty.,
 Redev. Agcy., Lease Rev.             A1         Zero        7/01/06         1,500          1,082,010
 Redev. Agcy., Lease Rev.             A1         Zero        7/01/07         2,250          1,528,335
San Joaquin Hills Trans. Corridor
 Agcy.,
 Toll Rd. Rev.                        Aaa        Zero        1/01/11         2,000          1,119,000
 Toll Rd. Rev.                        Aaa        Zero        1/01/22        15,000          4,021,050
 Toll Rd. Rev.                        Aaa        5.00        1/01/33         1,000            852,130

    12                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Income Series
       Portfolio of Investments as of February 29, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
San Jose Redev. Proj., M.B.I.A.       Aaa        6.00%       8/01/15    $    3,000       $  3,157,650
San Jose Unif. Sch. Dist., Santa
 Clara,
 Gen. Oblig., Ser. A., F.G.I.C.       Aaa        Zero        8/01/16         2,630          1,010,551
 Gen. Oblig., Ser. A., F.G.I.C.       Aaa        Zero        8/01/18         2,765            922,211
 Gen. Oblig., Ser. A., F.G.I.C.       Aaa        Zero        8/01/19         2,835            884,151
San Luis Obispo, Certs. of Part.,
 Vista Hosp. Sys.                     NR         8.375       7/01/29         1,000            869,610
San Marcos Pub. Fac. Auth. Rev.,
 Ref., Ser. 1998                      NR         5.80        9/01/18         1,000            869,280
San Marino Unif. Sch. Dist.,
 Gen. Oblig., Ser. A                  AA(b)      5.25        7/01/19         1,840          1,718,045
 Gen. Oblig., Ser. A                  AA(b)      5.00        6/01/23         1,500          1,308,000
Santa Margarita, Dana Point Auth.,
 Impvt. Dist., Ser. A, M.B.I.A.       Aaa        7.25        8/01/09           905          1,050,189
 Impvt. Dist., Ser. B, M.B.I.A.       Aaa        7.25        8/01/14         1,000          1,186,440
Santa Margarita Wtr. Dist. Spec.
 Tax,
 Cmnty. Facs., Dist. No. 99-1         NR         6.20        9/01/20         2,000          1,885,140
 Cmnty. Facs., Dist. No. 99-1         NR         6.25        9/01/29         2,000          1,858,320
Santa Rosa Impvt. Bond Act of 1915,
 Ref. Fountaingrove Parkway           NR         5.70        9/02/19         1,000            870,640
South Orange Cnty., Pub. Fin.
 Auth., Spec. Tax Rev., M.B.I.A.      Aaa        7.00        9/01/10         2,535          2,909,648
South San Francisco Redev. Agcy.,
 Tax Alloc., Gateway Redev. Proj.     NR         7.60        9/01/18         2,375(e)       2,591,220
South Tahoe Joint Pwrs. Fin. Ref.,
 Redev. Proj., Ser. A                 BBB-(b)    5.375       10/01/30        2,500          2,022,025
Southern California Pub. Pwr.
 Auth.,
 Proj. Rev.                           A3         6.75        7/01/10         6,250          6,942,625
 Proj. Rev.                           A3         6.75        7/01/13         3,000          3,350,880
 Proj. Rev., A.M.B.A.C.               Aaa        Zero        7/01/16         8,400          3,284,736
Stockton Cmnty. Facs., Dist.
 No. 90-2, Brookside Estates          NR         6.20        8/01/15         1,050          1,017,355
Sulphur Springs Unif. Sch. Dist.,
 Ser. A, M.B.I.A.                     Aaa        Zero        9/01/11         3,000          1,612,380

    See Notes to Financial Statements                                     13

       Prudential California Municipal Fund      California Income Series
       Portfolio of Investments as of February 29, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
Temecula Valley Unif. Sch. Dist.,
 Cmnty. Facs., Spec. Tax, Dist.
 No. 89-1                             NR         8.60%       9/01/17    $    2,600       $  2,675,400
Torrance Redev. Agcy.,
 Ref. Tax Alloc. Sub. Lien            NR         5.625       9/01/28         1,000            838,150
 Tax Alloc. Downtown Redev.           Baa2       7.125       9/01/22         2,105(e)       2,231,742
Vacaville Cmnty. Redev. Agcy.,
 Multifamily Hsg. Rev.                NR         7.375       11/01/14        1,110          1,124,663
Vallejo California, Cert. of Part.,
 Touro Univ.                          Ba2        7.375       6/01/29         2,500          2,451,725
Ventura California Port Dist.,
 Cert. of Part.                       NR         6.375       8/01/28         4,000          3,697,720
Victor Valley,
 Union H.S. Dist., M.B.I.A.           Aaa        Zero        9/01/17         4,500          1,620,585
 Union H.S. Dist., M.B.I.A.           Aaa        Zero        9/01/19         5,450          1,717,023
 Union H.S. Dist., M.B.I.A.           Aaa        Zero        9/01/20         5,850          1,733,647
Virgin Islands Territory, Hugo Ins.
 Claims Fund Proj., Ser. 91           NR         7.75        10/01/06          785(e)         823,614
West Contra Costa Unif. Sch. Dist.,
 Cert. of Part.                       Baa3       6.875       1/01/09         1,060          1,132,652
Westminster Redev. Agcy., Tax
 Alloc. Rev., Orange Cnty.,
 Proj. No. 1, Ser. A                  AAA(b)     7.30        8/01/21         3,000(e)       3,182,940
                                                                                         ------------
Total long-term investments (cost
 $254,771,048)                                                                            254,914,886
                                                                                         ------------
SHORT-TERM INVESTMENTS  2.9%
----------------------------------------------------------------------------------------
California Poll. Ctrl. Fin. Auth.
 Ref., Pacific Gas & Elec. Co.,
 Ser. 96C, F.R.D.D.                   A1+(b)     3.15        3/01/00         1,700          1,700,000
California Poll. Ctrl. Fin. Auth.
 Rev., Arco Proj., Ser. 94A,
 F.R.D.D.                             VMIG1      3.20        3/01/00           400            400,000
California St. Cmnty. Dev. Auth.,
 Chevron Proj., Ser. 94, F.R.D.D.     P-1        3.15        3/01/00         5,100          5,100,000

    14                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Income Series
       Portfolio of Investments as of February 29, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
Chula Vista Ind. Dev. Rev. San
 Diego Gas & Elec. Co.,
 Ser. 96B, F.R.D.D.                   VMIG1      3.40%       3/01/00    $      300       $    300,000
                                                                                         ------------
Total short-term investments (cost
 $7,500,000)                                                                                7,500,000
                                                                                         ------------
Total Investments  100.2%
 (cost $262,271,048; Note 4)                                                              262,414,886
Liabilities in excess of other
 assets  (0.2)%                                                                              (402,718)
Net Assets  100%                                                                         $262,012,168
                                                                                         ------------
                                                                                         ------------

------------------------------
(a) The following abbreviations are used in portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance Corporation.
    A.M.T.--Alternative Minimum Tax.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.R.D.D.--Floating Rate (Daily) Demand Notes (c).
    F.S.A.--Financial Security Assurance.
    M.B.I.A.--Municipal Bond Insurance Association.
    R.I.B.S.--Residual Interest Bearing Securities.
    S.A.V.R.S.--Select Auction Variable Rate Securities.
    Y.M.C.A.--Young Mens Christian Association.
(b) Standard & Poor's Rating.
(c) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(d) Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at year end.
(e) Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(f) Indicates a restricted security. The aggregate cost of restricted securities is $2,482,295 and the aggregate value is $1,550,000 which represents approximately 0.6% of net assets.
(g) Issue in default on interest payment, non-income producing security.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard & Poor's ratings.
    See Notes to Financial Statements                                     15

       Prudential California Municipal Fund      California Income Series
             Statement of Assets and Liabilities (Unaudited)

                                                                 February 29, 2000
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $262,271,048)                          $ 262,414,886
Cash                                                                     108,798
Interest receivable                                                    4,439,301
Receivable for Series shares sold                                        617,873
Receivable for investments sold                                           62,048
Other assets                                                               4,677
                                                                 -----------------
      Total assets                                                   267,647,583
                                                                 -----------------
LIABILITIES
Payable for investments purchased                                      4,928,667
Payable for Series shares reacquired                                     327,199
Accrued expenses                                                         118,802
Management fee payable                                                   101,524
Dividends payable                                                         80,354
Distribution fee payable                                                  68,649
Deferred trustee's fees                                                   10,220
                                                                 -----------------
      Total liabilities                                                5,635,415
                                                                 -----------------
NET ASSETS                                                         $ 262,012,168
                                                                 -----------------
                                                                 -----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                           $     259,365
   Paid-in capital in excess of par                                  266,176,702
                                                                 -----------------
                                                                     266,436,067
   Accumulated net realized loss on investments                       (4,567,737)
   Net unrealized appreciation on investments                            143,838
                                                                 -----------------
Net assets, February 29, 2000                                      $ 262,012,168
                                                                 -----------------
                                                                 -----------------

    16                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Income Series
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                 February 29, 2000
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($172,845,906 / 17,109,997 shares of beneficial interest
      issued and outstanding)                                             $10.10
   Maximum sales charge (3% of offering price)                               .31
                                                                 -----------------
   Maximum offering price to public                                       $10.41
                                                                 -----------------
                                                                 -----------------
Class B:
   Net asset value, offering price and redemption price per
      share ($76,975,706 / 7,619,797 shares of beneficial
      interest issued and outstanding)                                    $10.10
                                                                 -----------------
                                                                 -----------------
Class C:
   Net asset value and redemption price per share ($8,489,813
      / 840,396 shares of beneficial interest issued and
      outstanding)                                                        $10.10
   Sales charge (1% of offering price)                                       .10
                                                                 -----------------
   Offering price to public                                               $10.20
                                                                 -----------------
                                                                 -----------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($3,700,743 / 366,305 shares of beneficial
      interest issued and outstanding)                                    $10.10
                                                                 -----------------
                                                                 -----------------

    See Notes to Financial Statements                                     17

       Prudential California Municipal Fund      California Income Series
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                       Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                         $ 8,402,075
                                                                 -----------------
Expenses
   Management fee                                                       679,208
   Distribution fee--Class A                                            222,051
   Distribution fee--Class B                                            199,501
   Distribution fee--Class C                                             36,152
   Custodian's fees and expenses                                         47,000
   Transfer agent's fees and expenses                                    29,000
   Registration fees                                                     25,000
   Reports to shareholders                                               24,000
   Trustees' fees and expenses                                            6,500
   Audit fees and expenses                                                6,500
   Legal fees and expenses                                                5,000
   Miscellaneous                                                          4,951
                                                                 -----------------
      Total expenses                                                  1,284,863
Custodian fee credit (Note 1)                                            (3,490)
                                                                 -----------------
   Net expenses                                                       1,281,373
                                                                 -----------------
Net investment income                                                 7,120,702
                                                                 -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
   Investment transactions                                           (1,503,694)
   Financial futures transactions                                       849,456
                                                                 -----------------
                                                                       (654,238)
                                                                 -----------------
Net change in unrealized appreciation/depreciation on:
   Investments                                                       (9,435,753)
   Financial futures contracts                                         (156,625)
                                                                 -----------------
                                                                     (9,592,378)
                                                                 -----------------
Net loss on investments                                             (10,246,616)
                                                                 -----------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(3,125,914)
                                                                 -----------------
                                                                 -----------------

    18                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Income Series
             Statement of Changes in Net Assets (Unaudited)

                                                     Six Months         Year Ended
                                                        Ended           August 31,
                                                  February 29, 2000        1999
------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                            $   7,120,702      $  14,041,421
   Net realized loss on investment transactions          (654,238)          (825,958)
   Net change in unrealized
      appreciation/depreciation on investments         (9,592,378)       (17,810,023)
                                                  -----------------    -------------
   Net decrease in net assets resulting from
      operations                                       (3,125,914)        (4,594,560)
                                                  -----------------    -------------
Dividends and distributions (Note 1):
   Dividends from net investment income
      Class A                                          (4,697,456)        (9,496,580)
      Class B                                          (2,091,991)        (3,882,376)
      Class C                                            (230,711)          (413,457)
      Class Z                                            (100,544)          (249,008)
                                                  -----------------    -------------
                                                       (7,120,702)       (14,041,421)
                                                  -----------------    -------------
   Distributions in excess of net investment
      income
      Class A                                             (29,079)                --
      Class B                                             (12,950)                --
      Class C                                              (1,428)                --
      Class Z                                                (623)                --
                                                  -----------------    -------------
                                                          (44,080)                --
                                                  -----------------    -------------
Series share transactions (net of share
   conversions) (Note 5):
   Net proceeds from shares sold                       51,368,941         92,907,502
   Net asset value of shares issued to
      shareholders in reinvestment of dividends
      and distributions                                 3,389,172          6,830,426
   Cost of shares reacquired                          (66,891,041)       (59,179,182)
                                                  -----------------    -------------
   Net increase (decrease) in net assets from
      Series share transactions                       (12,132,928)        40,558,746
                                                  -----------------    -------------
Total increase (decrease)                             (22,423,624)        21,922,765
NET ASSETS
Beginning of period                                   284,435,792        262,513,027
                                                  -----------------    -------------
End of period                                       $ 262,012,168      $ 284,435,792
                                                  -----------------    -------------
                                                  -----------------    -------------

    See Notes to Financial Statements                                     19

       Prudential California Municipal Fund      California Income Series
             Notes to Financial Statements (Unaudited)

      Prudential California Municipal Fund (the 'Fund') is registered under the Investment Company Act of 1940, as an open-end investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of three series. The monies of each series are invested in separate, independently managed portfolios. The California Income Series (the 'Series') commenced investment operations on December 3, 1990. The Series is diversified and seeks to achieve its investment objective of obtaining the maximum amount of income exempt from federal and California state income taxes with the minimum of risk. The Series will invest primarily in investment grade municipal obligations but may also invest a portion of its assets in lower-quality municipal obligations or in nonrated securities which are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund and the Series in preparation of its financial statements.

      Security Valuations:    The Series values municipal securities (including
commitments to purchase such securities on a 'when-issued' basis) on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values. If market quotations are not readily available from such pricing service, a security is valued at its fair value as determined under procedures established by the Trustees. Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

      The Series held illiquid securities, including those which are restricted as to disposition under securities law ('restricted securities'). None of the issues of restricted securities held by the Series at February 29, 2000 include registration rights under which the Series may demand registration by the issuer. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

      All securities are valued as of 4:15 p.m., New York time.

      Financial Futures Contracts:    A financial futures contract is an
agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.'
    20

       Prudential California Municipal Fund      California Income Series
             Notes to Financial Statements (Unaudited) Cont'd.

Subsequent payments, known as 'variation margin,' are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures transactions.

      The Series invests in financial futures contracts in order to hedge its existing portfolio securities or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Series amortizes premiums and original issue discount paid on purchases of portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Federal Income Taxes:    For federal income tax purposes, each series in
the Fund is treated as a separate taxpaying entity. It is the intent of the Series to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. For this reason, no federal income tax provision is required.

      Dividends and Distributions:    The Series declares daily dividends from
net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Custody Fee Credits:    The Fund has an arrangement with its custodian
bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian.
                                                                          21

       Prudential California Municipal Fund      California Income Series
             Notes to Financial Statements (Unaudited) Cont'd.

      Reclassification of Capital Accounts:    The Fund accounts for and reports
distributions to shareholders in accordance with Statement of Position 93-2:
Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies. The effect of applying this statement was to decrease undistributed net investment income and increase accumulated net realized loss by $44,080 due to the sale of securities purchased with market discount. Net investment income, net realized gains and net assets were not affected by this change.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, .50 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively.

      PIMS has advised the Series that it received approximately $85,500 and $7,000 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended February 29, 2000. From these fees, PIMS
    22

       Prudential California Municipal Fund      California Income Series
             Notes to Financial Statements (Unaudited) Cont'd.

paid such sales charges to affiliated broker-dealers which in turn paid commissions to sales persons and incurred other distribution costs.

      PIMS has advised the Series that for the six months ended February 29, 2000, it received approximately $163,000 and $5,200 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      PIFM, PIMS and PIC are indirect, wholly owned subsidiaries of The Prudential Insurance Company of America.

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion and interest on any borrowings will be at market rates. For the period 3/11/99-3/9/00, the commitment fee on the unused portion of the credit facility was .065 of 1%. Subsequent to March 9, 2000, the SCA was renewed with a maximum commitment of $1 billion at a commitment fee of .080 of 1% of the unused portion of the credit facility. The expiration date of the SCA is March 9, 2001. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. Prior to March 11, 1999, the Funds had a credit agreement with a maximum commitment of $200,000,000. The commitment fee was .055 of 1% on the unused portion of the credit facility. The Fund did not borrow any amounts during the year ended January 31, 2000. The purpose of the credit agreements is to serve as an alternative source of funding for capital share redemptions.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the six months ended February 29, 2000, the Series incurred fees of approximately $25,400 for the services of PMFS. As of February 29, 2000 approximately $4,300 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series, excluding short-term investments, for the six months ended February 29, 2000 were $29,398,746 and $46,291,234, respectively.

      The United States federal income tax cost basis of the Fund's investments as of February 29, 2000 was $262,442,343 and accordingly, net unrealized depreciation
                                                                          23

       Prudential California Municipal Fund      California Income Series
             Notes to Financial Statements (Unaudited) Cont'd.
on investments for federal income tax purposes was $27,457 (gross unrealized appreciation--$10,895,793; gross unrealized depreciation--$10,923,250).

      For federal income tax purposes, the Series has a capital loss carryforward at August 31, 1999 of approximately $2,496,600 of which $1,520,900 expires in 2003 and $975,700 expires in 2004. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amount.

      For federal income tax purposes, the Series will elect to treat net capital losses of $1,104,800 incurred in the ten month period ended August 31, 1999 as being incurred in the current fiscal year.

Note 5. Capital
The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.

      The Fund has authorized an unlimited number of shares of beneficial interest for each class at $.01 par value per share.

      Transactions in shares of beneficial interest for the six months ended February 29, 2000 and the fiscal year ended August 31, 1999 were as follows:

Class A                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Six months ended February 29, 2000:
Shares sold                                                    4,120,559    $ 42,040,251
Shares issued in reinvestment of dividends                       217,535       2,221,987
Shares reacquired                                             (4,790,857)    (49,016,023)
                                                              ----------    ------------
Net decrease in shares outstanding before conversion            (452,763)     (4,753,785)
Shares issued upon conversion from Class B                        62,279         647,620
                                                              ----------    ------------
Net decrease in shares outstanding                              (390,484)   $ (4,106,165)
                                                              ----------    ------------
                                                              ----------    ------------

    24

       Prudential California Municipal Fund      California Income Series
             Notes to Financial Statements (Unaudited) Cont'd.

Class A                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Year ended August 31, 1999:
Shares sold                                                    4,622,707    $ 50,892,275
Shares issued in reinvestment of dividends                       417,857       4,593,136
Shares reacquired                                             (3,868,964)    (42,458,852)
                                                              ----------    ------------
Net increase in shares outstanding before conversion           1,171,600      13,026,559
Shares issued upon conversion from Class B                       109,917       1,217,865
                                                              ----------    ------------
Net increase in shares outstanding                             1,281,517    $ 14,244,424
                                                              ----------    ------------
                                                              ----------    ------------
Class B
------------------------------------------------------------
Six months ended February 29, 2000:
Shares sold                                                      688,026    $  7,033,595
Shares issued in reinvestment of dividends                        91,035         929,425
Shares reacquired                                             (1,155,620)    (11,809,077)
                                                              ----------    ------------
Net decrease in shares outstanding before conversion            (376,559)     (3,846,057)
Shares reacquired upon conversion into Class A                   (62,279)       (647,620)
                                                              ----------    ------------
Net decrease in shares outstanding                              (438,838)   $ (4,493,677)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 1999:
Shares sold                                                    2,701,343    $ 29,886,200
Shares issued in reinvestment of dividends                       160,200       1,758,724
Shares reacquired                                               (995,244)    (10,928,291)
                                                              ----------    ------------
Net increase in shares outstanding before conversion           1,866,299      20,716,633
Shares reacquired upon conversion into Class A                  (109,917)     (1,217,865)
                                                              ----------    ------------
Net increase in shares outstanding                             1,756,382    $ 19,498,768
                                                              ----------    ------------
                                                              ----------    ------------
Class C
------------------------------------------------------------
Six months ended February 29, 2000
Shares sold                                                      102,293    $  1,052,218
Shares issued in reinvestment of dividends                        15,677         160,151
Shares reacquired                                               (311,527)     (3,186,839)
                                                              ----------    ------------
Net decrease in shares outstanding                              (193,557)   $ (1,974,470)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 1999:
Shares sold                                                      696,989    $  7,705,871
Shares issued in reinvestment of dividends                        26,026         285,305
Shares reacquired                                               (221,550)     (2,436,064)
                                                              ----------    ------------
Net increase in shares outstanding                               501,465    $  5,555,112
                                                              ----------    ------------
                                                              ----------    ------------

                                                                          25

       Prudential California Municipal Fund      California Income Series
             Notes to Financial Statements (Unaudited) Cont'd.

Class Z                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Six months ended February 29, 2000:
Shares sold                                                      122,101    $  1,242,877
Shares issued in reinvestment of dividends                         7,602          77,609
Shares reacquired                                               (282,867)     (2,879,102)
                                                              ----------    ------------
Net decrease in shares outstanding                              (153,164)   $ (1,558,616)
                                                              ----------    ------------
Year ended August 31, 1999:
Shares sold                                                      405,701    $  4,423,156
Shares issued in reinvestment of dividends                        17,560         193,261
Shares reacquired                                               (306,708)     (3,355,975)
                                                              ----------    ------------
Net increase in shares outstanding                               116,553    $  1,260,442
                                                              ----------    ------------
                                                              ----------    ------------

                       This page intentionally left blank
                                                                          27

       Prudential California Municipal Fund      California Income Series
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $   10.49
                                                                 -----------------
Income from investment operations
Net investment income                                                      .27
Net realized and unrealized gain (loss) on investment
transactions                                                              (.39)
                                                                 -----------------
   Total from investment operations                                       (.12)
                                                                 -----------------
Less distributions
Dividends from net investment income                                      (.27)
Distributions in excess of net investment income                            --(c)
                                                                 -----------------
   Total distributions                                                    (.27)
                                                                 -----------------
Net asset value, end of period                                       $   10.10
                                                                 -----------------
                                                                 -----------------
TOTAL RETURN(b):                                                         (1.05)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 172,845
Average net assets (000)                                             $ 178,617
Ratios to average net assets:
   Expenses, including distribution fees                                   .86%(d)
   Expenses, excluding distribution fees                                   .61%(d)
   Net investment income                                                  5.33%(d)
For Class A, B, C and Z shares:
   Portfolio turnover rate                                                  11%

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.
    28                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Income Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class A
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996                 1995
----------------------------------------------------------------------------------------------------------
    $  11.19             $  10.71             $  10.33             $  10.28             $  10.19
----------------     ----------------     ----------------     ----------------     ----------------
         .56(a)               .59(a)               .60(a)               .63(a)               .65(a)
        (.70)                 .49                  .38                  .05                  .09
----------------     ----------------     ----------------     ----------------     ----------------
        (.14)                1.08                  .98                  .68                  .74
----------------     ----------------     ----------------     ----------------     ----------------
        (.56)                (.59)                (.60)                (.63)                (.65)
          --                 (.01)                  --(c)                --                   --
----------------     ----------------     ----------------     ----------------     ----------------
        (.56)                (.60)                (.60)                (.63)                (.65)
----------------     ----------------     ----------------     ----------------     ----------------
    $  10.49             $  11.19             $  10.71             $  10.33             $  10.28
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
       (1.37)%              10.31%                9.72%                6.67%                7.67%
    $183,593             $181,512             $156,684             $153,236             $163,538
    $187,106             $165,771             $153,019             $161,420             $165,500
         .76%(a)              .68%(a)              .73%(a)              .50%(a)              .40%(a)
         .56%(a)              .58%(a)              .63%(a)              .40%(a)              .30%(a)
        5.03%(a)             5.39%(a)             5.66%(a)             6.01%(a)             6.49%(a)
          23%                  10%                  16%                  22%                  39%

    See Notes to Financial Statements                                     29

       Prudential California Municipal Fund      California Income Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class B
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 10.49
                                                                     --------
Income from investment operations
Net investment income                                                     .26
Net realized and unrealized gain (loss) on investment
transactions                                                             (.39)
                                                                     --------
   Total from investment operations                                      (.13)
                                                                     --------
Less distributions
Dividends from net investment income                                     (.26)
Distributions in excess of net investment income                           --(c)
                                                                     --------
   Total distributions                                                   (.26)
                                                                     --------
Net asset value, end of period                                        $ 10.10
                                                                     --------
                                                                     --------
TOTAL RETURN(b):                                                        (1.18)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $76,976
Average net assets (000)                                              $80,239
Ratios to average net assets:
   Expenses, including distribution fees                                 1.11%(d)
   Expenses, excluding distribution fees                                  .61%(d)
   Net investment income                                                 5.08%(d)

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.
    30                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Income Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class B
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996                 1995
----------------------------------------------------------------------------------------------------------
    $  11.19             $  10.71             $  10.33             $  10.28             $  10.19
    --------             --------             --------             --------             --------
         .53(a)               .55(a)               .55(a)               .59(a)               .61(a)
        (.70)                 .49                  .38                  .05                  .09
    --------             --------             --------             --------             --------
       ](.17)                1.04                  .93                  .64                  .70
    --------             --------             --------             --------             --------
        (.53)                (.55)                (.55)                (.59)                (.61)
          --                 (.01)                  --(c)                --                   --
    --------             --------             --------             --------             --------
        (.53)                (.56)                (.55)                (.59)                (.61)
    --------             --------             --------             --------             --------
    $  10.49             $  11.19             $  10.71             $  10.33             $  10.28
    --------             --------             --------             --------             --------
    --------             --------             --------             --------             --------
       (1.67)%               9.87%                9.28%                6.25%                7.24%
    $ 84,546             $ 70,535             $ 47,436             $ 35,983             $ 28,609
    $ 81,163             $ 56,011             $ 40,983             $ 32,555             $ 23,722
        1.06%(a)             1.08%(a)             1.13%(a)              .90%(a)              .80%(a)
         .56%(a)              .58%(a)              .63%(a)              .40%(a)              .30%(a)
        4.78%(a)             4.99%(a)             5.26%(a)             5.61%(a)             6.09%(a)

    See Notes to Financial Statements                                     31

       Prudential California Municipal Fund      California Income Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class C
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 10.49
                                                                      -------
Income from investment operations
Net investment income                                                     .25
Net realized and unrealized gain (loss) on investment
transactions                                                             (.39)
                                                                      -------
   Total from investment operations                                      (.14)
                                                                      -------
Less distributions
Dividends from net investment income                                     (.25)
Distributions in excess of net investment income                           --(c)
                                                                      -------
   Total distributions                                                   (.25)
                                                                      -------
Net asset value, end of period                                        $ 10.10
                                                                      -------
                                                                      -------
TOTAL RETURN(b):                                                        (1.30)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 8,490
Average net assets (000)                                              $ 9,694
Ratios to average net assets:
   Expenses, including distribution fees                                 1.36%(d)
   Expenses, excluding distribution fees                                  .61%(d)
   Net investment income                                                 4.83%(d)

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.
    32                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Income Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class C
----------------------------------------------------------------------------------------------------------
                                         Year Ended September 30,
----------------------------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996                 1995
----------------------------------------------------------------------------------------------------------
    $  11.19              $10.71               $10.33               $10.28               $10.19
    --------             -------              -------              -------              -------
         .50(a)              .52(a)               .53(a)               .56(a)               .58(a)
        (.70)                .49                  .38                  .05                  .09
    --------             -------              -------              -------              -------
        (.20)               1.01                  .91                  .61                  .67
    --------             -------              -------              -------              -------
        (.50)               (.52)                (.53)                (.56)                (.58)
          --                (.01)                  --(c)                --                   --
    --------             -------              -------              -------              -------
        (.50)               (.53)                (.53)                (.56)                (.58)
    --------             -------              -------              -------              -------
    $  10.49              $11.19               $10.71               $10.33               $10.28
    --------             -------              -------              -------              -------
    --------             -------              -------              -------              -------
       (1.91)%              9.60%                9.01%                5.99%                6.98%
    $ 10,847              $5,960               $3,611               $3,269               $2,762
    $  9,088              $4,491               $3,135               $3,300               $1,751
        1.31%(a)            1.33%(a)             1.38%(a)             1.15%(a)             1.05%(a)
         .56%(a)             .58%(a)              .63%(a)              .40%(a)              .30%(a)
        4.53%(a)            4.74%(a)             5.01%(a)             5.36%(a)             5.84%(a)

    See Notes to Financial Statements                                     33

       Prudential California Municipal Fund      California Income Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class Z
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 10.49
                                                                      -------
Income from investment operations
Net investment income                                                     .29
Net realized and unrealized gain (loss) on investment
transactions                                                             (.39)
                                                                      -------
   Total from investment operations                                      (.10)
                                                                      -------
Less distributions
Dividends from net investment income                                     (.29)
Distributions in excess of net investment income                           --(c)
                                                                      -------
   Total distributions                                                   (.29)
                                                                      -------
Net asset value, end of period                                        $ 10.10
                                                                      -------
                                                                      -------
TOTAL RETURN(b):                                                         (.93)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 3,701
Average net assets (000)                                              $ 4,626
Ratios to average net assets:
   Expenses, including distribution fees                                  .61%(d)
   Expenses, excluding distribution fees                                  .61%(d)
   Net investment income                                                 5.58%(d)

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.
(e) Commencement of offering of Class Z shares.
    34                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Income Series
             Financial Highlights (Unaudited) Cont'd.

                                        Class Z
---------------------------------------------------------------------------------------
                                                         September 18, 1996(d)
          Year Ended August 31,                            through August 31,
      1999                      1998                              1997
---------------------------------------------------------------------------------------
     $11.19                    $10.71                            $10.38
    -------                   -------                           -------
        .58(a)                    .61(a)                            .57(a)
       (.70)                      .49                               .33
    -------                   -------                           -------
       (.12)                     1.10                               .90
    -------                   -------                           -------
       (.58)                     (.61)                             (.57)
         --                      (.01)                               --(c)
    -------                   -------                           -------
       (.58)                     (.62)                             (.57)
    -------                   -------                           -------
     $10.49                    $11.19                            $10.71
    -------                   -------                           -------
    -------                   -------                           -------
      (1.18)%                   10.42%                             8.86%
     $5,449                    $4,507                            $1,963
     $4,725                    $3,312                            $  970
        .56%(a)                   .58%(a)                           .63%(a)(d)
        .56%(a)                   .58%(a)                           .63%(a)(d)
       5.28%(a)                  5.49%(a)                          5.76%(a)(d)

    See Notes to Financial Statements                                     35

Prudential California Municipal Fund    California Income Series
Getting the Most From Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential
Securities Financial Advisor or Pruco Securities registered representative. Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; but Is This Risk
Worth It?
Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With the Joneses
A financial advisor or registered representative can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance.
While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

Buy Low, Sell High
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

www.prudential.com                  (800) 225-1852
For More Information

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
John R. Strangfeld
Nancy H. Teeters
Louis A. Weil, III

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
David R. Odenath, Jr., Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Deborah A. Docs, Secretary
David F. Connor, Assistant Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
194 Wood Avenue South
Iselin, NJ 08830

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

Fund Symbols        NASDAQ     CUSIP
    Class A         PBCAX    744313305
    Class B         PCAIX    744313404
    Class C          --      744313800
    Class Z          --      744313875

The views expressed in
this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 29, 2000, were not audited and, accordingly, no opinion is expressed on them.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

 BULK RATE
U.S. POSTAGE
   PAID
Permit 6807
New York, NY

MF146E2    744313305    744313404    744313800    744313875

(ICON)  Printed on Recycled Paper

SEMIANNUAL REPORT  FEBRUARY 29, 2000

Prudential
California Municipal Fund/
California Money Market Series

Fund Type Money market
Objective The highest level of current income that is exempt from California State and federal income taxes, consistent with liquidity and the preservation of capital

(GRAPHIC)

(LOGO)

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Build on the Rock

Investment Goals and Style
Prudential California Municipal Fund/California
Money Market Series seeks to provide the highest level of current income that is exempt from California State and federal income taxes, consistent with liquidity and the preservation of capital. The Series intends to invest in a portfolio of short-term municipal debt securities with maturities of 13 months or less from the state of California, its municipalities, local governments, and other qualifying issuers (such as Puerto Rico, Guam, and the U.S. Virgin Islands).
There can be no assurance that the Series will achieve its investment objective.

         Contents
    1    Message From the Fund's President
    2    Performance Review
    3    Performance at a Glance
    7    Financial Statements
www.prudential.com                  (800) 225-1852
Message From the Fund's President    As of April 17, 2000

(PHOTO)
Dear Shareholder
During the six months that ended on February 29, 2000, yields on California money market securities were buffeted by periodic supply and demand imbalances. Yields were also affected by the Federal Reserve's attempts to slow U.S. economic growth by increasing short-term interest rates.

Under these volatile market conditions,
Prudential's Money Markets Sector team worked hard to anticipate the changes in U.S. monetary policy, and acted quickly to take advantage of good investment opportunities. As a result, Prudential
California Municipal Fund/California Money Market
Series maintained a $1.00 net asset value per share, and provided a competitive yield. On
February 29, 2000, the Series' seven-day current yield was 2.41%, compared with 2.30% for the average California money market fund as tracked by iMoneyNet, Inc. The following report takes a closer look at developments in the municipal money market sector during the six-month review period, and explains how the Series was positioned throughout.

New team member brings solid investment expertise
The newest member of Prudential's Money Markets
Sector team is Monica Wong. Prior to joining
Prudential, Monica was a portfolio manager at Montgomery Asset Management, where she oversaw tax-exempt assets totaling more than $500 million.
During Monica's 10 years of municipal finance experience, she also worked as a research analyst, financial advisor, trader, and underwriter.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
President
Prudential California Municipal Fund

Prudential California Municipal Fund    California Money Market Series
Performance Review

(PHOTO)  (PHOTO) Portfolio Managers Joseph Tully (Money Markets
                 SectorTeam Leader) and Monica Wong

Series locked in solid yields
Attractive buying opportunities emerged several weeks after the Series' fiscal half year began on September 1, 1999. As a result, we were able to lock in solid yields on California money market securities, such as tax-exempt commercial paper maturing in 60 to 90 days and one-year notes.

Our purchases lengthened the Series' weighted average maturity (WAM) in October and November
1999, which positioned the Series more in line with the average of comparable funds as measured by iMoneyNet, Inc. (WAM is a measurement tool that determines a portfolio's sensitivity to changes in the level of interest rates. It takes into account the maturity level of each security held in a portfolio.) Extending the Series' WAM proved to be a good strategy as the WAM shortened during times when fewer appealing investment opportunities were available.

Eligible securities were in short supply
One of the biggest challenges we faced was finding eligible California money market securities with yields at attractive levels. Portfolio managers competed fiercely for the supply of newly issued
California money market securities as many
Californians in higher federal income-tax brackets sought the tax advantages provided by municipal debt securities. From time to time, the supply/demand imbalance was so pronounced that it drove prices of California money market securities higher and their yields lower, even though the Federal Reserve had begun to hike short-term interest rates.

www.prudential.com                     (800) 225-1852

Performance at a Glance

Fund Facts                       As of 2/29/00
                            7-Day         Net Asset        Taxable Equivalent Yield*    Weighted Avg.    Net Assets
                         Current Yld.    Value (NAV)       @31%      @36%     @39.6%     Mat. (WAM)      (Millions)
<ST>
CA Money
Market Series               2.41%           $1.00          3.86%     4.16%    4.41%        42 Days          $292

iMoneyNet, Inc.
Tax-Free State Specific
Avg. (SB & GP--CA)**        2.30%           $1.00          3.68%     3.96%    4.20%        40 Days          N/A

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

*Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal and applicable state tax rates.

**iMoneyNet, Inc. reports the 7-Day Current Yield,
NAV, and WAM on Mondays. This is the data of all funds in the iMoneyNet, Inc. Tax-Free State
Specific Average (Stock Broker (SB) & General
Purpose (GP)--California) category as of February
28, 2000.

Tracking Municipal Money Market Fund Yields
(GRAPH)

Prudential California Municipal Fund    California Money Market Series
Performance Review

The Fed raised the federal funds rate (what U.S.
banks charge each other for overnight loans) by a quarter of a percentage point to 5.50% on November
16, 1999. It also raised the rate at which banks can borrow from the Federal Reserve system (known as the discount rate) to 5.00% from 4.75%. These moves worked their way through the economy, increasing borrowing costs for businesses and consumers. In this way, the Fed tried to slow U.S.
economic growth to a more sustainable pace and avoid the economic imbalances that can lead to higher inflation. Mounting inflation is particularly hard on people who live on fixed incomes, because their buying power declines if their incomes are not adjusted for the rise in prices.

California bond rating upgraded
Besides the stiff competition for California money market securities, we also had to contend with speculation that Ventura County, California, might face a cash shortage. In early December 1999, county officials admitted that unanticipated costs from a legal settlement had strained county finances, but they also expected no difficulties in meeting the county's payroll or its other expenses.
Nevertheless, the episode tainted our opinion that the Ventura County revenue anticipation notes were a worthy holding for the Series, and we sold them.

The concern about Ventura County stood in sharp contrast to the upbeat view of the state's financial health. Three major credit-rating agencies have upgraded their ratings of California's general obligation bonds. The most recent was Fitch IBCA, which raised its rating of the bonds to AA from AA-minus in February 2000.
Fitch IBCA cited the state's fundamental strengths, enhanced by its financial operations and favorable economic environment. In recent years, Standard &
Poor's also upgraded its rating of the bonds to AA-minus from A-plus (1999), while Moody's Investors
Service raised its rating of the bonds to Aa3 from A1 (1998).

Strategy lessens impact of the "January effect"
As 1999 drew to a close, we invested heavily in
California tax-exempt commercial paper that matured
in mid-February 2000. Employing this strategy
www.prudential.com                      (800) 225-1852

helped the Series' performance because it allowed us to better manage reinvestment flows during the lower-interest-rate period known as the "January effect." The "January effect" occurred as investors rushed to temporarily reinvest money received from coupon payments and maturing bonds in the municipal money market during the first week of January. Their increased demand drove yields on municipal money market securities lower and their prices higher.

In addition, our strategy allowed the Series to reinvest in California money market securities with higher yields that became available after the Fed again hiked short-term rates on February 2, 2000.
February marked the 107th consecutive month of the economic expansion, making it the longest in U.S.
history. The central bank moved again because U.S.
economic growth continued at a rapid pace that threatened to ignite higher inflation. Both the federal funds rate and the discount rate were increased by another quarter of a percentage point to 5.75% and 5.25%, respectively. In the statement announcing the change in monetary policy, the Fed warned that further rate hikes might be necessary to keep the powerful U.S. economy from overheating.

Weighted Average Maturity Compared to the Average
Municipal Money Fund
(GRAPH)

Prudential California Municipal Fund    California Money Market Series
Performance Review

Looking Ahead
True to its word, the Fed again increased the federal funds rate to 6.00% and the discount rate to 5.50% on March 21, 2000. As the U.S. economy continues to grow rapidly, we believe this will not be the last time the Fed will take action this year.

With the approach of the tax season, we intend to again increase the Series' exposure to very short-term municipal money market securities in order to accommodate seasonal outflows of cash that usually occur as shareholders pay their income taxes.
Adopting this strategy should position the Series to lock in higher yields that become available as the supply of municipal money market securities balloons during the tax season. In the summer, we look forward to the new supply of California money market securities that are typically issued in June and July.

       Prudential California Municipal Fund      California Money Market Series
             Portfolio of Investments as of February 29, 2000 (Unaudited)

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
Abag Fin. Auth., Harken School
 Foundation, Ser. 98, F.R.W.D.        NR         2.55%       3/01/00    $    3,750       $  3,750,000
Antioch Unified Sch. Dist., Ser.
 99, T.R.A.N.                         SP-1+(d)   4.00        10/27/00       10,000         10,034,849
California Dept. of Wtr. Res., Wtr.
 Rev., Ser. 1                         P-1        2.75        4/13/00         5,492          5,492,000
California Econ. Dev. Fin. Auth.
 Rev., Mannesmann Dematic Rapistan
 Corp., Ser. 98, F.R.W.D., A.M.T.     NR         3.95        3/02/00         3,200          3,200,000
California Hsg. Fin. Agcy., Home
 Mtg. Rev., Ser. 99D, A.O.T.          MIG1       3.02        4/30/00         3,635          3,635,000
California Infrastructure & Econ.
 Dev. Bank, Ind. Dev. Rev., Starter
 & Alternator Proj., Ser. 99,
 F.R.W.D., A.M.T.                     A-1+(d)    2.75        3/01/00         5,000          4,999,999
California Poll. Ctrl. Fin. Auth.
 Rev.,
 Arco Proj., Ser. 94A, F.R.D.D.,
 A.M.T.                               VMIG1      3.20        3/01/00         1,700          1,700,000
 Greenwaste Recovery Proj.,
 Ser. 99B, F.R.W.D., A.M.T.           NR         2.70        3/02/00         3,625          3,625,000
 Pacific Gas & Elec., Ser. 96C,
 F.R.D.D.                             A-1+(d)    3.15        3/01/00           300            300,000
 Pacific Gas & Elec., Ser. 96E,
 F.R.D.D.                             VMIG1      3.30        3/01/00        10,800         10,800,000
 Pacific Gas & Elec., Ser. 97B,
 F.R.D.D., A.M.T.                     A-1+(d)    3.15        3/01/00           500            500,000
 Pacific Gas & Elec., Ser. 97C,
 F.R.D.D., A.M.T.                     A-1+(d)    3.25        3/01/00         5,850          5,850,000
 So. Cal. Ed., Ser. 85D               P-1        2.75        4/14/00         5,400          5,400,000
 U.S. Borax Inc. Proj., Ser. 95A,
 F.R.W.D.                             NR         3.85        3/02/00         5,100          5,100,000
 Wadham Energy, Ser. C, F.R.W.D.,
 A.M.T.                               A-1(d)     4.10        3/01/00         8,150          8,150,000
California Sch. Cash Reserve Prog.
 Auth., Ser. A, A.M.B.A.C.            MIG1       4.00        7/03/00         6,000          6,017,738

    See Notes to Financial Statements                                      7

       Prudential California Municipal Fund      California Money Market Series
       Portfolio of Investments as of February 29, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
California St.,
 Gen. Oblig.                          Aa3        6.90%       3/01/00    $    1,100       $  1,100,000
 Gen. Oblig.                          NR         6.70        5/01/00         1,425          1,433,199
 Gen. Oblig., Ser. 142, F.R.W.D.S.    A-1+(d)    3.18        3/02/00         1,200          1,200,000
 Gen. Oblig., T.E.C.P.                P-1        3.00        4/12/00         3,700          3,700,000
 Gen. Oblig., T.E.C.P.                P-1        3.10        4/05/00         2,500          2,500,000
California St., Pub. Wks. Board,
 Lease Rev.,
 California State Univ. Library
 Proj., Ser. 90A                      NR         6.25        9/01/00         2,000(c)       2,065,153
 Dept. of Corrections, Ser. 210,
 F.R.W.D.S., A.M.B.A.C.               VMIG1      3.16        3/02/00         3,050          3,050,000
California St., Veterans Gen.
 Oblig., Ser. 00A, F.R.W.D.S.,
 A.M.B.A.C., A.M.T.                   VMIG1      3.80        3/02/00         5,000          5,000,000
California Statewide Cmntys. Dev.
 Auth.,
 Aegis at Pleasant Hill Proj.,
 Multi-family Rev., Ser. 97H,
 F.R.W.D., A.M.T.                     VMIG1      2.65        3/01/00         1,100          1,100,000
 Villa Paseo Senior Res.,
 Multi-family Rev., Ser. 98MM,
 F.R.W.D., A.M.T.                     A-1+(d)    2.50        3/02/00         4,000          4,000,000
Camarillo Multi-family Hsg. Rev.,
 Hacienda De Camarillo Proj.,
 Ser. 96, F.R.W.D., A.M.T.            A-1+(d)    2.50        3/02/00         3,000          3,000,000
Chula Vista Ind. Dev. Auth., San
 Diego Gas & Elec., Ser. 96B,
 F.R.D.D., A.M.T.                     VMIG1      3.40        3/01/00           900            900,000
Fresno Multi-family Hsg. Rev.,
 Sunrise of Fresno Proj., Ser. 96A,
 F.R.W.D., A.M.T.                     A-1+(d)    4.07        3/02/00         5,500          5,500,000
Kern Cnty., Ser. 99, T.R.A.N.         SP-1+(d)   4.00        6/30/00         4,000          4,010,887
Kern Cnty. Superintendent of Schs.,
 Master Lease, Ser. 96A, F.R.W.D.     A-1+(d)    2.55        3/02/00         1,615          1,615,000
Kings River Conservation Dist.,
 Pine Flatland Pwr. Rev., Ser. 92D    NR         6.00        1/01/01         3,575(c)       3,703,249

    8                                      See Notes to Financial Statements

       Prudential California Municipal Fund      California Money Market Series
       Portfolio of Investments as of February 29, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
Lassen Muni. Util. Dist. Rev.,
 Refunding Rev., Ser. 96A,
 F.R.W.D., F.S.A., A.M.T.             VMIG1      2.75%       3/02/00    $    5,800       $  5,800,000
Los Angeles, City of L.A., Ser. 98A   NR         4.50        9/01/00         2,100          2,106,079
Los Angeles Cnty.,
 Correctional Facilities Proj.,
 M.B.I.A.                             NR         6.50        9/01/00         2,000(c)       2,069,663
 Pub. Wks. Fin. Auth. Rev.,
 Regional Park & Open Space Dist.,    NR         5.00        10/01/00        4,250          4,276,037
 Ser. 99-00, T.R.A.N.                 MIG1       4.00        6/30/00         6,100          6,113,266
Los Angeles Comm. Redev. Agcy.,
 Multi-family Rev., Lanewood Apts.
 Proj., Ser. 85, F.R.W.D.             VMIG1      2.60        3/01/00         7,800          7,800,000
Los Angeles Dept. of Wtr. & Pwr.,
 Waterworks Rev., Ser. 99L,
 F.R.W.D.S., F.G.I.C.                 VMIG1      3.75        3/02/00        10,300         10,300,000
M-S-R Pub. Pwr. Agcy., San Juan
 Proj. Rev., Ser. 98, F.R.D.D.,
 M.B.I.A.                             VMIG1      3.20        3/01/00         6,800          6,800,000
Metropolitan Wtr. Dist. So. Cal.,
 Waterworks Rev., Ser. 99O,
 F.R.W.D.S.                           VMIG1      3.75        3/02/00        10,000         10,000,000
Northern Cal. Transmission Agcy.,
 California-Oregon Trans. Proj.,
 Ser. 90A                             NR         7.00        5/01/00         8,770(c)       8,958,298
Oakland Rev., Ser. 00M, F.R.W.D.S.,
 A.M.B.A.C.                           VMIG1      3.30        3/01/00         1,800          1,800,000
Ontario Rev. Hsg. Fin., Ser. 97A,
 F.R.W.D., A.M.T.                     A-1+(d)    2.65        3/02/00         2,900          2,900,000
Orange Cnty., Apt. Dev. Rev.,
 Capistrano Pointe Apts., Ser. 99A,
 F.R.W.D.                             VMIG1      2.40        3/02/00         4,500          4,500,000
Port of Oakland, Port Rev.,
 Ser. 99-A1, F.R.W.D.S., M.B.I.A.,
 A.M.T.                               VMIG1      2.55        3/01/00         1,775          1,775,000

    See Notes to Financial Statements                                      9

       Prudential California Municipal Fund      California Money Market Series
       Portfolio of Investments as of February 29, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
Puerto Rico Comnwlth.,
 Govt. Dev. Bank, Ser. 95, T.E.C.P.   A-1+(d)    2.85%       3/08/00    $    5,000       $  5,000,000
 Govt. Dev. Bank, Ser. 95, T.E.C.P.   A-1+(d)    2.85        3/09/00         5,000          5,000,000
 Govt. Dev. Bank, Ser. 95, T.E.C.P.   A-1+(d)    2.95        3/28/00         3,085          3,085,000
Puerto Rico Elec. Pwr. Auth., Muni.
 Sec. Trust Recpts., Ser. SGA43,
 F.R.W.D.S., M.B.I.A.                 A-1+(d)    3.00        3/01/00         2,000          2,000,000
Puerto Rico Muni. Fin. Agcy.,
 Ser. 225, F.R.W.D.S., F.S.A.         VMIG1      3.16        3/02/00         3,330          3,330,000
Sacramento Cnty. Hsg. Auth.,
 Multi-family Rev., Chesapeake
 Apts., Ser. A, F.R.W.D., A.M.T.      A-1(d)     2.47        3/02/00         5,000          5,000,000
San Bernardino Cnty. Redev. Agcy.,
 Silverwood Apt. Proj., Ser. 86,
 F.R.W.D., A.M.T.                     A-1(d)     2.47        3/02/00         7,000          7,000,000
San Dimas Redev. Auth., The French
 Co. Proj., Ser. 89, F.R.W.D.,
 A.M.T.                               NR         2.80        3/01/00         1,100          1,100,000
San Francisco Airport, Ser. SSP32,
 F.R.W.D.S., F.G.I.C., A.M.T.         VMIG1      3.02        3/01/00        14,000         14,000,000
San Francisco Bay Area Rapid
 Trans., Ser. A                       P-1        2.85        4/12/00         5,000          5,000,000
San Francisco Swr. Rev., Ser. 237,
 F.R.W.D.S., F.G.I.C.                 VMIG1      3.16        3/02/00         4,700          4,700,000
San Mateo Cnty., Multi-family Hsg.
 Rev., Pacific Oaks Apt. Proj.,
 Ser. 87A, F.R.W.D., A.M.T.           VMIG1      2.65        3/01/00         2,600          2,600,000
Santa Ana Comm. Redev. Agcy., Santa
 Ana Inter-city Commuter Station,
 Ser. 85A                             NR         6.50        12/15/00        1,490(c)       1,548,681
Santa Paula Sch. Dist., Ser. 99,
 T.R.A.N.                             SP-1+(d)   3.50        6/30/00         2,000          2,002,307
Southern Cal. Pub. Pwr. Auth., Pwr.
 Proj. Rev., Ser. 89                  NR         6.00        7/01/00         6,235(c)       6,294,043
Stockton East Wtr. Dist., Proj.,
 Ser. 90A                             NR         7.30        4/01/00         9,680(c)       9,908,502

    10                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Money Market Series
       Portfolio of Investments as of February 29, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount           Value
Description (a)                       Rating     Rate        Date       (000)            (Note 1)
----------------------------------------------------------------------------------------------------------
Torrance, Hosp. Rev., Little
 Company of Mary Hospital, Ser. 92,
 F.R.W.D.                             A-1+(d)    2.70%       3/02/00    $   10,800       $ 10,800,000
Westminster Redev. Agcy.,
 Westminster Commercial Proj.
 Pound1, Ser. 97, F.R.W.D.,
 A.M.B.A.C.                           A-1+(d)    2.55        3/02/00         7,630          7,630,000
                                                                                         ------------
Total Investments  100.4%
 (cost $293,628,950(e))                                                                   293,628,950
Liabilities in excess of other
 assets  (0.4)%                                                                            (1,207,403)
                                                                                         ------------
Net Assets  100%                                                                         $292,421,547
                                                                                         ------------
                                                                                         ------------

------------------------------
(a) The following abbreviations are used in portfolio descriptions:
     A.M.B.A.C.--American Municipal Bond Assurance Corporation.
     A.M.T.--Alternative Minimum Tax.
     A.O.T.--Annual Optional Tender.
     F.G.I.C.--Financial Guaranty Insurance Company.
     F.R.D.D.--Floating Rate (Daily) Demand Note (b).
     F.R.W.D.--Floating Rate (Weekly) Demand Note (b).
     F.R.W.D.S.--Floating Rate (Weekly) Demand Synthetic Note (b).
     F.S.A.--Financial Security Assurance.
     M.B.I.A.--Municipal Bond Insurance Association.
     T.E.C.P.--Tax-Exempt Commercial Paper.
     T.R.A.N.--Tax & Revenue Anticipation Note.
(b) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c) Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(d) Standard & Poor's Rating.
(e) The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard & Poor's ratings.
    See Notes to Financial Statements                                     11

       Prudential California Municipal Fund      California Money Market Series
             Statement of Assets and Liabilities (Unaudited)

                                                                 February 29, 2000
----------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market value     $ 293,628,950
Cash                                                                     100,171
Receivable for Series shares sold                                      5,406,298
Interest receivable                                                    2,324,503
Other assets                                                               5,579
                                                                 -----------------
      Total assets                                                   301,465,501
                                                                 -----------------
LIABILITIES
Payable for Series shares reacquired                                   8,789,508
Management fee payable                                                   127,172
Accrued expenses                                                          59,393
Dividends payable                                                         42,203
Distribution fee payable                                                  15,356
Deferred trustee's fees                                                   10,322
                                                                 -----------------
      Total liabilities                                                9,043,954
                                                                 -----------------
NET ASSETS                                                         $ 292,421,547
                                                                 -----------------
                                                                 -----------------
Net assets were comprised of:
   Shares of beneficial interest, at $.01 par value                $   2,924,215
   Paid-in capital in excess of par                                  289,497,332
                                                                 -----------------
Net assets, February 29, 2000                                      $ 292,421,547
                                                                 -----------------
                                                                 -----------------
Net asset value, offering price and redemption price per share
($292,421,547 / 292,421,547 shares of beneficial interest
issued and outstanding; unlimited number of shares authorized)             $1.00
                                                                 -----------------
                                                                 -----------------

    12                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Money Market Series
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                       Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest earned                                                 $   5,115,765
                                                                 -----------------
Expenses
   Management fee                                                        798,837
   Distribution fee                                                      199,709
   Transfer agent's fees and expenses                                     34,000
   Custodian's fees and expenses                                          34,000
   Reports to shareholders                                                22,000
   Registration fees                                                      17,000
   Legal fees and expenses                                                 7,000
   Audit fee and expenses                                                  6,500
   Trustees' fees and expenses                                             5,000
   Miscellaneous                                                           2,904
                                                                 -----------------
      Total expenses                                                   1,126,950
Less: Custodian fee credit (Note 1)                                      (19,626)
                                                                 -----------------
    Net expenses                                                       1,107,324
                                                                 -----------------
Net investment income                                                  4,008,441
REALIZED LOSS ON INVESTMENTS
Net realized loss on investment transactions                             (27,311)
                                                                 -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $   3,981,130
                                                                 -----------------
                                                                 -----------------

    See Notes to Financial Statements                                     13

       Prudential California Municipal Fund      California Money Market Series
             Statement of Changes in Net Assets (Unaudited)

                                                   Six Months          Year Ended
                                                      Ended            August 31,
                                                February 29, 2000         1999
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                         $     4,008,441     $    6,660,928
   Net realized gain (loss) on investment
      transactions                                       (27,311)            18,632
                                                -----------------    --------------
   Net increase in net assets resulting from
      operations                                       3,981,130          6,679,560
                                                -----------------    --------------
Dividends and distributions (Note 1)                  (3,981,130)        (6,679,560)
                                                -----------------    --------------
Series share transactions (at $1 per share)
   Net proceeds from shares sold                     796,141,166      1,284,076,534
   Net asset value of shares issued to
      shareholders in reinvestment of
      dividends and distributions                      3,904,618          6,453,709
   Cost of shares reacquired                        (773,096,868)    (1,326,335,873)
                                                -----------------    --------------
   Net increase (decrease) in net assets from
      Series share transactions                       26,948,916        (35,805,630)
                                                -----------------    --------------
Total increase (decrease)                             26,948,916        (35,805,630)
NET ASSETS
Beginning of period                                  265,472,631        301,278,261
                                                -----------------    --------------
End of period                                    $   292,421,547     $  265,472,631
                                                -----------------    --------------
                                                -----------------    --------------

    14                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Money Market Series
             Notes to Financial Statements (Unaudited)

      Prudential California Municipal Fund (the 'Fund') is registered under the Investment Company Act of 1940, as an open-end investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of three series. The monies of each series are invested in separate, independently managed portfolios. The California Money Market Series (the 'Series') commenced investment operations on March 3, 1989. The Series is diversified and seeks to achieve its investment objective of obtaining the maximum amount of income exempt from California state and federal income taxes with the minimum risk by investing in 'investment grade' tax-exempt securities having a maturity of 13 months or less and whose ratings are within the two highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

      Securities Valuations:    Portfolio securities of the Series are valued at
amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

      All securities are valued as of 4:30 p.m., New York time.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Series amortizes premiums and accretes original issue discount on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Federal Income Taxes:    For federal income tax purposes, each series in
the Fund is treated as a separate taxpaying entity. It is the intent of the Series to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. For this reason, no federal income tax provision is required.

      Dividends:    The Series declares daily dividends from net investment
income and net realized short-term capital gains or losses. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
                                                                          15

       Prudential California Municipal Fund      California Money Market Series
             Notes to Financial Statements (Unaudited) Cont'd.

      Custody Fee Credits:    The Fund has an arrangement with its custodian
bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the services of PIC, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's shares pursuant to the plan of distribution regardless of expenses actually incurred by them. The Series reimburses PIMS for distributing and servicing the Series' shares pursuant to the plan of distribution at an annual rate of .125 of 1% of the Series' average daily net assets. The distribution fee is accrued daily and payable monthly.

      PIC, PIMS and PIFM are wholly owned subsidiaries of The Prudential Insurance Company of America.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the six months ended February 29, 2000, the Series incurred fees of approximately $32,200 for the services of PMFS. As of February 29, 2000, approximately $5,400 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.
    16

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                                                                          17

       Prudential California Municipal Fund      California Money Market Series
             Financial Highlights (Unaudited)

                                                                 Six Months Ended
                                                                 February 29, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $    1.00
Net investment income and net realized gains/losses                        .01
Dividends and distributions                                               (.01)
Capital contribution by affiliate                                           --
                                                                 -----------------
Net asset value, end of period                                       $    1.00
                                                                 -----------------
                                                                 -----------------
TOTAL RETURN(a):                                                          1.26%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 292,422
Average net assets (000)                                             $ 321,291
Ratios to average net assets:
   Expenses, including distribution fee                                    .71%(c)
   Expenses, excluding distribution fee                                    .58%(c)
   Net investment income                                                  2.51%(c)

------------------------------
(a) Total return includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Includes $.01 of net realized loss on investment transactions that was offset by a capital contribution by affiliate. Without the effect of the capital contribution, the Series' total return would have been 1.88%.
(c)Annualized.
    18                                     See Notes to Financial Statements

       Prudential California Municipal Fund      California Money Market Series
             Financial Highlights (Unaudited) Cont'd.

                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996                 1995
----------------------------------------------------------------------------------------------------------
    $   1.00             $   1.00             $   1.00             $   1.00             $   1.00
         .02                  .03                  .03                  .03                  .02(b)
        (.02)                (.03)                (.03)                (.03)                (.03)
          --                   --                   --                   --                  .01
----------------     ----------------     ----------------     ----------------     ----------------
    $   1.00             $   1.00             $   1.00             $   1.00             $   1.00
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
        2.34%                2.81%                2.85%                2.88%                3.01%(b)
    $265,473             $301,278             $285,280             $249,833             $229,380
    $289,155             $287,250             $277,720             $256,175             $243,130
         .71%                 .72%                 .73%                 .74%                 .78%
         .59%                 .60%                 .61%                 .62%                 .65%
        2.30%                2.77%                2.80%                2.83%                2.93%

    See Notes to Financial Statements                                     19

Prudential California Municipal Fund    California Money Market Series
Getting the Most From Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential
Securities Financial Advisor or Pruco Securities registered representative. Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; but Is This Risk
Worth It?
Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With the Joneses
A financial advisor or registered representative can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance.
While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

Buy Low, Sell High
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

www.prudential.com                         (800) 225-1852
For More Information

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
John R. Strangfeld
Nancy H. Teeters
Louis A. Weil, III

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
David R. Odenath, Jr., Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Deborah A. Docs, Secretary
David F. Connor, Assistant Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
194 Wood Avenue South
Iselin, NJ 08830
Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

Cusip Number        744313503

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 29, 2000, were not audited and, accordingly, no opinion is expressed on them.

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Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

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